UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04345

Putnam Tax Free Income Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Strategic Intermediate Municipal Fund
Class A [PPNAX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Strategic Intermediate Municipal Fund returned 0.70%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark†, which both returned 1.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in bonds rated below investment-grade
↑	Security selection in AA rated bonds
↑	Overweight exposure to BBB rated bonds

Top detractors from performance:
↓	Overweight exposure to municipal bonds with 20 to 30 years to maturity
↓	Overweight exposure to bonds rated below investment-grade
↓	Underweight exposure to municipal bonds with five to 10 years to maturity
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage its duration and yield curve exposure, which had a positive impact on performance.
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-ATSA-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	0.70	1.04	2.36
Class A (with sales charge)	-1.56	0.58	2.13
Bloomberg Municipal Bond Index	0.00	0.13	2.11
Bloomberg 3-15 Year Blend Municipal Bond Index	1.86	0.54	2.16
Putnam Strategic Intermediate Municipal Linked Benchmark†	1.86	0.53	2.31
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to July 1, 2022, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective August 28, 2020, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,069,468,785
Total Number of Portfolio Holdings*	829
Total Management Fee Paid	$7,840,095
Portfolio Turnover Rate	41%
*	Does not include derivatives, except purchased options, if any.
Putnam Strategic Intermediate Municipal Fund	PAGE 2	38914-ATSA-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Benjamin Barber, James Conn, Garrett Hamilton, Francisco Rivera and Daniel Workman.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Strategic Intermediate Municipal Fund	PAGE 3	38914-ATSA-0925

Putnam Strategic Intermediate Municipal Fund
Class C [PAMTX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Strategic Intermediate Municipal Fund returned 0.02%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark†, which both returned 1.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in bonds rated below investment-grade
↑	Security selection in AA rated bonds
↑	Overweight exposure to BBB rated bonds

Top detractors from performance:
↓	Overweight exposure to municipal bonds with 20 to 30 years to maturity
↓	Overweight exposure to bonds rated below investment-grade
↓	Underweight exposure to municipal bonds with five to 10 years to maturity
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage its duration and yield curve exposure, which had a positive impact on performance.
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-ATSC-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	0.02	0.29	1.73
Class C (with sales charge)	-0.96	0.29	1.73
Bloomberg Municipal Bond Index	0.00	0.13	2.11
Bloomberg 3-15 Year Blend Municipal Bond Index	1.86	0.54	2.16
Putnam Strategic Intermediate Municipal Linked Benchmark†	1.86	0.53	2.31
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
Effective August 28, 2020, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,069,468,785
Total Number of Portfolio Holdings*	829
Total Management Fee Paid	$7,840,095
Portfolio Turnover Rate	41%
*	Does not include derivatives, except purchased options, if any.
Putnam Strategic Intermediate Municipal Fund	PAGE 2	38914-ATSC-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Benjamin Barber, James Conn, Garrett Hamilton, Francisco Rivera and Daniel Workman.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Strategic Intermediate Municipal Fund	PAGE 3	38914-ATSC-0925

Putnam Strategic Intermediate Municipal Fund
Class R6 [PAMLX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.56%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Strategic Intermediate Municipal Fund returned 1.04%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark†, which both returned 1.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in bonds rated below investment-grade
↑	Security selection in AA rated bonds
↑	Overweight exposure to BBB rated bonds

Top detractors from performance:
↓	Overweight exposure to municipal bonds with 20 to 30 years to maturity
↓	Overweight exposure to bonds rated below investment-grade
↓	Underweight exposure to municipal bonds with five to 10 years to maturity
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage its duration and yield curve exposure, which had a positive impact on performance.
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-ATSR6-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	1.04	1.34	2.63
Bloomberg Municipal Bond Index	0.00	0.13	2.11
Bloomberg 3-15 Year Blend Municipal Bond Index	1.86	0.54	2.16
Putnam Strategic Intermediate Municipal Linked Benchmark†	1.86	0.53	2.31
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective August 28, 2020, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,069,468,785
Total Number of Portfolio Holdings*	829
Total Management Fee Paid	$7,840,095
Portfolio Turnover Rate	41%
*	Does not include derivatives, except purchased options, if any.
Putnam Strategic Intermediate Municipal Fund	PAGE 2	38914-ATSR6-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Benjamin Barber, James Conn, Garrett Hamilton, Francisco Rivera and Daniel Workman.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Strategic Intermediate Municipal Fund	PAGE 3	38914-ATSR6-0925

Putnam Strategic Intermediate Municipal Fund
Class Y [PAMYX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$65	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Strategic Intermediate Municipal Fund returned 1.03%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark†, which both returned 1.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in bonds rated below investment-grade
↑	Security selection in AA rated bonds
↑	Overweight exposure to BBB rated bonds

Top detractors from performance:
↓	Overweight exposure to municipal bonds with 20 to 30 years to maturity
↓	Overweight exposure to bonds rated below investment-grade
↓	Underweight exposure to municipal bonds with five to 10 years to maturity
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage its duration and yield curve exposure, which had a positive impact on performance.
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-ATSY-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	1.03	1.29	2.60
Bloomberg Municipal Bond Index	0.00	0.13	2.11
Bloomberg 3-15 Year Blend Municipal Bond Index	1.86	0.54	2.16
Putnam Strategic Intermediate Municipal Linked Benchmark†	1.86	0.53	2.31
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 28, 2020, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$2,069,468,785
Total Number of Portfolio Holdings*	829
Total Management Fee Paid	$7,840,095
Portfolio Turnover Rate	41%
*	Does not include derivatives, except purchased options, if any.
Putnam Strategic Intermediate Municipal Fund	PAGE 2	38914-ATSY-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Benjamin Barber, James Conn, Garrett Hamilton, Francisco Rivera and Daniel Workman.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Strategic Intermediate Municipal Fund	PAGE 3	38914-ATSY-0925

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2024 and July 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $139,277 in July 31, 2024 and $98,213 in July 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2024 and $0 in July 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $17,261 in July 31, 2024 and $28,768 in July 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2024 and $0 in July 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,030,797 in July 31, 2024 and $489,647 in July 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Strategic
Intermediate
Municipal Fund
Financial Statements and Other Important Information
Annual | July 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 34
Notes to Financial Statements 38
Report of Independent Registered Public Accounting Firm 49
Tax Information 50
Changes In and Disagreements with Accountants 51
Results of Meeting(s) of Shareholders 51
Remuneration Paid to Directors, Officers and Others 51
Board Approval of Management and Subadvisory Agreements 51

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Strategic Intermediate Municipal Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.10 $13.82 $14.00 $15.37 $15.33
Income from investment operations
a
:
Net investment income
b
......................... 0.46 0.42 0.34 0.21 0.25
Net realized and unrealized gains (losses) ........... (0.37) 0.27 (0.18) (1.11) 0.43
Total from investment operations .................... 0.09 0.69 0.16 (0.90) 0.68
Less distributions from:
Net investment income .......................... (0.44) (0.41) (0.34) (0.20) (0.26)
Net realized gains ............................. — — — (0.27) (0.38)
Total distributions ............................... (0.44) (0.41) (0.34) (0.47) (0.64)
Net asset value, end of year ....................... $13.75 $14.10 $13.82 $14.00 $15.37
Total return
c
................................... 0.70% 5.10% 1.22% (5.99)% 4.57%
Ratios to average net assets
Expenses
d
.................................... 0.90% 0.90% 0.84% 0.84% 0.87%
e
Net investment income ........................... 3.30% 3.06% 2.56% 1.49% 1.63%
Supplemental data
Net assets , end of year (000’s) ..................... $285,966 $269,359 $220,266 $200,256 $207,780
Portfolio turnover rate ............................ 41% 49% 37% 34% 78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy costs of 0.02%.

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.13 $13.86 $14.04 $15.43 $15.38
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.32 0.24 0.11 0.13
Net realized and unrealized gains (losses) ........... (0.37) 0.26 (0.18) (1.13) 0.45
Total from investment operations .................... (0.01) 0.58 0.06 (1.02) 0.58
Less distributions from:
Net investment income .......................... (0.33) (0.31) (0.24) (0.10) (0.15)
Net realized gains ............................. — — — (0.27) (0.38)
Total distributions ............................... (0.33) (0.31) (0.24) (0.37) (0.53)
Net asset value, end of year ....................... $13.79 $14.13 $13.86 $14.04 $15.43
Total return
c
................................... 0.02% 4.24% 0.48% (6.75)% 3.84%
Ratios to average net assets
Expenses
d
.................................... 1.65% 1.65% 1.59% 1.59% 1.62%
e
Net investment income ........................... 2.55% 2.31% 1.79% 0.73% 0.90%
Supplemental data
Net assets , end of year (000’s) ..................... $7,627 $9,288 $8,512 $9,473 $11,268
Portfolio turnover rate ............................ 41% 49% 37% 34% 78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy costs of 0.02%.

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.10 $13.82 $14.00 $15.39 $15.35
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.47 0.38 0.26 0.29
Net realized and unrealized gains (losses) ........... (0.38) 0.27 (0.18) (1.12) 0.43
Total from investment operations .................... 0.13 0.74 0.20 (0.86) 0.72
Less distributions from:
Net investment income .......................... (0.48) (0.46) (0.38) (0.26) (0.30)
Net realized gains ............................. — — — (0.27) (0.38)
Total distributions ............................... (0.48) (0.46) (0.38) (0.53) (0.68)
Net asset value, end of year ....................... $13.75 $14.10 $13.82 $14.00 $15.39
Total return .................................... 1.04% 5.47% 1.52% (5.76)% 4.84%
Ratios to average net assets
Expenses
c
..................................... 0.56% 0.54% 0.57% 0.58% 0.61%
d
Net investment income ........................... 3.64% 3.44% 2.88% 1.90% 1.86%
Supplemental data
Net assets , end of year (000’s) ..................... $43,498 $28,257 $13,855 $4,243 $803
Portfolio turnover rate ............................ 41% 49% 37% 34% 78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Includes one-time proxy costs of 0.02%.

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.10 $13.83 $14.01 $15.39 $15.35
Income from investment operations
a
:
Net investment income
b
......................... 0.50 0.46 0.38 0.25 0.29
Net realized and unrealized gains (losses) ........... (0.35) 0.26 (0.18) (1.12) 0.43
Total from investment operations .................... 0.15 0.72 0.20 (0.87) 0.72
Less distributions from:
Net investment income .......................... (0.49) (0.45) (0.38) (0.24) (0.30)
Net realized gains ............................. — — — (0.27) (0.38)
Total distributions ............................... (0.49) (0.45) (0.38) (0.51) (0.68)
Net asset value, end of year ....................... $13.76 $14.10 $13.83 $14.01 $15.39
Total return .................................... 1.03% 5.29% 1.49% (5.77)% 4.82%
Ratios to average net assets
Expenses
c
..................................... 0.65% 0.65% 0.59% 0.59% 0.62%
d
Net investment income ........................... 3.55% 3.32% 2.84% 1.87% 1.87%
Supplemental data
Net assets, end of year (000’s) ..................... $1,732,378 $1,188,701 $806,539 $318,012 $58,762
Portfolio turnover rate ............................ 41% 49% 37% 34% 78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Includes one-time proxy costs of 0.02%.

Putnam Tax-Free Income Trust
Schedule of Investments, July 31, 2025
Putnam Strategic Intermediate Municipal Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.5%
Alabama 5.5%
a,b
Baldwin County Industrial Development Authority , Novelis Corp. , Revenue , 144A, 2025
A , Mandatory Put , 5% , 6/01/32 ........................................ $ 1,250,000 $ 1,248,372
a
Black Belt Energy Gas District ,
Revenue, 2019 A-1, Mandatory Put, 4%, 12/01/25 ......................... 2,475,000 2,479,699
Revenue, 2021 A, Refunding, Mandatory Put, 4%, 12/01/31 .................. 7,250,000 7,336,302
Revenue, 2022 D-1, Refunding, Mandatory Put, 4%, 6/01/27 ................. 1,000,000 1,010,566
Revenue, 2023 D-1, Refunding, Mandatory Put, 5.5%, 2/01/29 ................ 2,000,000 2,107,262
County of Jefferson , Sales & Use Tax , Revenue , 2017 , Refunding , 5% , 9/15/34 ..... 1,075,000 1,089,524
a
Energy Southeast A Cooperative District ,
Revenue, 2023 B-1, Mandatory Put, 5.75%, 11/01/31 ....................... 5,000,000 5,473,497
Revenue, 2024 B, Mandatory Put, 5.25%, 6/01/32 ......................... 18,000,000 19,292,801
Southeast Energy Authority A Cooperative District ,
a
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 1,350,000 1,436,623
a
Revenue, 2022 B-1, Mandatory Put, 5%, 8/01/28 .......................... 14,550,000 15,044,655
Revenue, 2024 C, 5%, 11/01/26 ....................................... 500,000 510,884
Revenue, 2024 C, 5%, 11/01/27 ....................................... 410,000 425,812
Revenue, 2024 C, 5%, 11/01/28 ....................................... 750,000 790,322
Revenue, 2024 C, 5%, 11/01/29 ....................................... 1,000,000 1,065,626
a
Revenue, 2025 B, Mandatory Put, 5.25%, 1/01/33 ......................... 13,625,000 14,146,675
a
Revenue, 2025 C, Mandatory Put, 5%, 2/01/31 ........................... 19,065,000 20,282,519
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/32 ............................................. 6,000,000 6,102,066
b
Water Works Board of the City of Birmingham (The) , Revenue , 144A, 2024 , 3.75% ,
9/01/26 ......................................................... 13,000,000 13,000,497
112,843,702
Alaska 0.4%
Alaska Industrial Development & Export Authority ,
Dena' Nena' Henash, Revenue, 2019 A, 4%, 10/01/38 ...................... 4,725,000 4,392,072
Dena' Nena' Henash, Revenue, 2019 A, 4%, 10/01/39 ...................... 2,445,000 2,254,450
Dena' Nena' Henash, Revenue, 2019 A, 4%, 10/01/49 ...................... 1,690,000 1,381,844
8,028,366
Arizona 2.3%
Arizona Industrial Development Authority ,
Revenue, 2019-2, A, 3.625%, 5/20/33 .................................. 5,223,532 5,028,165
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/34 ....................................................... 1,000,000 1,028,774
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/38 ....................................................... 2,740,000 2,769,094
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2023 A, 5%,
11/01/38 ....................................................... 450,000 459,794
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2023 A, 5%,
11/01/39 ....................................................... 780,000 791,175
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2023 A, 5%,
11/01/40 ....................................................... 650,000 656,586
a
TWG Glendale LP, Revenue, 2024, Mandatory Put, 5%, 9/01/26 ............... 1,000,000 1,015,466
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group, Revenue, 2016, Refunding, 4%, 5/15/29 ... 1,000,000 985,224
People of Faith, Inc. Obligated Group, Revenue, 2016, Refunding, 4%, 5/15/31 ... 1,000,000 965,303
b
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 6.25% , 11/15/35 ......... 2,750,000 2,881,842
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 A, 4%, 1/01/44 ............... 2,360,000 2,102,540
b
Grand Canyon University Obligated Group, Revenue, 144A, 2024, 7.375%, 10/01/29 9,450,000 9,760,862

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2025 A, Refunding, 5%, 1/01/44 ............................... $ 10,000,000 $ 10,365,473
Revenue, 2025 A, Refunding, 5%, 1/01/45 ............................... 2,000,000 2,065,143
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... 5,000,000 5,029,915
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 1,000,000 1,074,716
46,980,072
Arkansas 0.1%
Arkansas Development Finance Authority , Washington Regional Medical Center ,
Revenue , 2024 , 5% , 2/01/35 ......................................... 1,510,000 1,535,431
California 11.5%
a
California Community Choice Financing Authority ,
Revenue, 2024 A, Mandatory Put, 5%, 4/01/32 ............................ 7,200,000 7,614,384
Revenue, 2024 B, Mandatory Put, 5%, 12/01/32 ........................... 7,000,000 7,290,060
Revenue, 2024 D, Mandatory Put, 5%, 9/01/32 ........................... 5,000,000 5,323,562
Revenue, 2024 H, Mandatory Put, 5%, 8/01/33 ........................... 7,500,000 8,135,565
b
California Community Housing Agency , Aster Apartments , Revenue, Senior Lien , 144A,
2021 A-1 , 4% , 2/01/56 .............................................. 250,000 198,467
California Educational Facilities Authority ,
University of the Pacific, Revenue, 2015, 5%, 11/01/36 ...................... 2,425,000 2,429,162
University of the Pacific, Revenue, 2015, Pre-Refunded, 5%, 11/01/36 .......... 155,000 155,992
California Enterprise Development Authority , Provident Group-SDSU Properties LLC ,
Revenue, First Tier , 2020 A , 5% , 8/01/28 ................................ 150,000 157,010
California Health Facilities Financing Authority ,
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/30 ........................................ 1,300,000 1,346,671
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/32 ........................................ 1,435,000 1,474,385
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/34 ........................................ 1,590,000 1,621,231
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/35 ........................................ 1,615,000 1,640,707
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/36 ........................................ 1,505,000 1,523,779
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/38 ........................................ 1,485,000 1,492,832
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 1,008,226 1,016,241
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 862,903 805,631
CR Epoca L Communities LP, Revenue, 2024 DD, FNMA Insured, 3.7%, 11/01/37 . 6,200,000 5,944,593
OAHS Ocean View LP, Revenue, 2024 J, FNMA Insured, 4.33%, 2/01/42 ........ 5,000,000 4,716,857
OAHS Playa Del Alameda LP, Revenue, 2024 Q, FNMA Insured, 4.25%, 8/01/41 .. 2,990,000 2,834,875
California Infrastructure & Economic Development Bank ,
a
Museum Associates, Revenue, 2021 B, Refunding, Mandatory Put, 2.99%, 6/01/26 1,000,000 994,918
Roseville Sustainable Energy Partner LLC, Revenue, 2024 A, 5%, 7/01/44 ....... 2,000,000 2,013,058
b
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 4.125%, 1/01/35 ............. 845,000 790,204
California Municipal Finance Authority ,
c
Revenue, FRN, 2025-1, A-2, 3.536%, 2/20/41 ............................ 9,983,041 8,459,326
b
California Baptist University, Revenue, 144A, 2016 A, 4%, 11/01/26 ............ 1,055,000 1,051,663
CHF-Davis I LLC, Revenue, 2018, BAM Insured, 5%, 5/15/40 ................. 5,690,000 5,815,398
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/34 ........................ 915,000 950,601
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 4%, 10/01/32 1,000,000 1,003,749
a
California Pollution Control Financing Authority , Revenue , 2020 , Refunding , Mandatory
Put , 3.7% , 9/01/28 ................................................. 3,000,000 3,048,605

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California School Finance Authority , Aspire Public Schools Obligated Group , Revenue ,
144A, 2016 , 5% , 8/01/36 ............................................ $ 3,225,000 $ 3,214,529
California State Public Works Board , State of California , Revenue , 2014 E , 5% , 9/01/34 900,000 901,144
a
California State University , Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% ,
11/01/26 ........................................................ 1,000,000 964,628
California Statewide Communities Development Authority ,
b
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 3%, 6/01/29 ......... 1,000,000 961,275
St. John's Partners LP, Revenue, 2013 F, LOC FNMA, 4.5%, 8/15/30 ........... 10,000,000 10,563,027
USC Obligated Group, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 4,500,000 4,500,629
City of Los Angeles ,
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/31 ............. 1,500,000 1,631,946
Department of Airports, Revenue, 2022 C, Refunding, 4%, 5/15/35 ............. 600,000 591,851
Department of Airports, Revenue, 2025 A, Refunding, 5.25%, 5/15/40 ........... 20,380,000 21,640,244
b
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 9,930,000 6,289,745
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 3,000,000 2,124,481
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 2.65%, 12/01/46 ..... 1,000,000 797,691
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 13,000,000 8,670,278
FHLMC, Multi-family ML Pass-Through Certificates ,
b,c
144A, FRN, 2022-ML14, A, 3.65%, 11/25/38 .............................. 4,899,784 4,495,327
2019-ML05, A-US, 3.4%, 1/25/36 ...................................... 8,279,663 7,701,855
2019-ML06, A-US, 2.543%, 6/25/37 .................................... 12,817,972 10,929,177
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 18, Special Tax, 2024, 5%, 9/01/39 1,000,000 1,017,936
City of Folsom Community Facilities District No. 18, Special Tax, 2024, 5%, 9/01/44 1,000,000 986,918
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 1,805,000 1,624,576
Imperial County Local Transportation Authority , County of Imperial Sales Tax , Revenue ,
2022 E , Refunding , AG Insured , 5% , 6/01/32 ............................. 1,165,000 1,242,383
a
Los Angeles County Development Authority ,
Century Wlava 2 LP, Revenue, 2023 C, Mandatory Put, 3.75%, 12/01/26 ........ 2,500,000 2,506,372
VA Building 402 LP, Revenue, 2022 F, Mandatory Put, 3.375%, 7/01/26 ......... 3,250,000 3,250,658
Los Angeles Department of Water & Power ,
Power System, Revenue, 2022 A, 5%, 7/01/46 ............................ 2,000,000 2,006,601
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/43 ................... 4,200,000 4,251,888
Water System, Revenue, 2022 C, Refunding, 5%, 7/01/43 ................... 3,925,000 3,981,316
Manteca Unified School District , GO , 2020 A , 3% , 8/01/41 ..................... 1,000,000 783,628
d
Mendocino-Lake Community College District , GO , 2011 B , AG Insured , 3.42%, 8/01/40 2,600,000 3,039,011
Port of Oakland , Revenue , 2021 H , ETM, 5% , 5/01/28 ........................ 10,000 10,664
San Diego Housing Authority, Inc. , Sea Breeze Gardens Preservation LP , Revenue ,
2024 E , FHLMC Insured , 4.2% , 6/01/40 ................................. 1,985,000 1,874,407
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/32 ................... 4,900,000 5,235,335
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/35 ................... 1,900,000 1,982,318
Revenue, Second Series, 2022 A, Refunding, 5%, 5/01/30 ................... 1,000,000 1,081,845
Revenue, Second Series, 2023 C, Refunding, 5.5%, 5/01/39 ................. 8,850,000 9,486,610
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 300,000 301,998
Revenue, 2020, Refunding, 5%, 7/01/27 ................................. 625,000 647,427
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 620,000 667,999
e
State of California ,
f
GO, Refunding, 5%, 3/01/45 ......................................... 6,000,000 6,261,146
GO, 5%, 3/01/49 .................................................. 3,500,000 3,604,285
GO, 5%, 3/01/55 .................................................. 10,000,000 10,281,098

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... $ 6,430,000 $ 5,951,375
237,905,147
Colorado 2.7%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/36 ........................................................ 3,000,000 3,452,703
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 34,100,000 33,412,172
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5.5%, 11/01/47 ....... 9,335,000 9,505,590
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2024 A , AG Insured , 5% , 12/01/43 ........................... 1,500,000 1,516,249
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 3% , 7/15/37 ............................................. 850,000 728,114
b
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 4,100,000 4,329,467
State of Colorado ,
COP, 2024 A, 5%, 11/01/43 .......................................... 1,340,000 1,382,624
COP, 2024 A, 5%, 11/01/44 .......................................... 1,100,000 1,128,786
Sterling Ranch Community Authority Board , Sterling Ranch Metropolitan District No. 1 ,
Special Assessment , 2024 , 5.625% , 12/01/43 ............................. 1,241,000 1,223,207
Vauxmont Metropolitan District , GO , 2019 , Refunding , AG Insured , 5% , 12/15/30 .... 125,000 128,873
56,807,785
Connecticut 0.7%
Connecticut Housing Finance Authority , Revenue , 2016 A-1 , Refunding , 2.875% ,
11/15/30 ........................................................ 2,250,000 2,164,104
Connecticut State Health & Educational Facilities Authority ,
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/33 ........ 250,000 250,357
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/34 ........ 1,250,000 1,250,411
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/34 ... 1,400,000 1,488,262
University of New Haven, Inc., Revenue, K-3, 5%, 7/01/28 ................... 550,000 570,531
a
Yale University, Revenue, 2016 A-2, Refunding, Mandatory Put, 2%, 7/01/26 ..... 1,050,000 1,036,326
b
Harbor Point Infrastructure Improvement District , Tax Allocation , 144A, 2017 ,
Refunding , 5% , 4/01/39 ............................................. 4,000,000 4,007,949
University of Connecticut , Revenue , 2023 A , 5.5% , 11/15/53 ................... 3,000,000 3,158,564
13,926,504
Delaware 0.4%
Delaware State Economic Development Authority , ASPIRA of Delaware Charter
Operations, Inc. , Revenue , 2016 A , 5% , 6/01/36 ........................... 1,000,000 997,956
Delaware State Housing Authority , Luther Towers Preservation LP , Revenue , 2023 ,
FNMA Insured , 4.65% , 1/01/41 ........................................ 7,250,000 7,189,870
8,187,826
Florida 7.5%
Broward County Housing Finance Authority ,
Federation Plaza Preservation LP, Revenue, 2023, FNMA Insured, 5%, 10/01/38 .. 989,741 1,005,327
a
Palms of Deerfield Townhomes LLC (The), Revenue, 2024 A, Mandatory Put, 3.4%,
3/01/26 ........................................................ 1,400,000 1,400,235
a
Pinnacle 441 Phase 2 LLC, Revenue, 2023, Mandatory Put, 4.05%, 3/01/26 ...... 2,000,000 2,012,460
a
St. Joseph Manor II LLLP, Revenue, 2023, Mandatory Put, 3.5%, 4/01/26 ........ 4,000,000 4,001,363
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,583,547
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,000,000 1,048,335

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Capital Projects Finance Authority, (continued)
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/33 ...... $ 1,500,000 $ 1,560,816
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/35 ...... 500,000 512,951
b
PRG - UnionWest Properties LLC, Revenue, Senior Lien, 144A, 2024 A-1, 5.25%,
6/01/34 ........................................................ 1,000,000 1,048,443
b
PRG - UnionWest Properties LLC, Revenue, Senior Lien, 144A, 2024 A-1, 5.25%,
6/01/39 ........................................................ 1,000,000 1,013,886
b
PRG - UnionWest Properties LLC, Revenue, Senior Lien, 144A, 2024 A-1, 5.25%,
6/01/44 ........................................................ 1,225,000 1,191,511
b
Capital Trust Agency, Inc. , WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% ,
1/01/31 ......................................................... 440,000 411,831
b
Capital Trust Authority ,
Madrone Florida Tech Student Housing I LLC, Revenue, 144A, 2025 A, 4.75%,
7/01/40 ........................................................ 800,000 766,763
Madrone Florida Tech Student Housing I LLC, Revenue, 144A, 2025 A, 5%, 7/01/45 650,000 607,782
Madrone Florida Tech Student Housing I LLC, Revenue, 144A, 2025 A, 5.25%,
7/01/50 ........................................................ 1,250,000 1,169,050
b
Cedar Crossings Community Development District , Special Assessment , 144A, 2025 ,
4.3% , 5/01/32 .................................................... 240,000 239,492
b
City of Venice ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 144A, 2024
B-1, 4.625%, 1/01/30 ............................................. 550,000 551,488
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 144A, 2024
B-2, 4.5%, 1/01/30 ............................................... 550,000 551,465
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 144A, 2024
B-3, 4.25%, 1/01/30 .............................................. 850,000 852,271
Collier County Industrial Development Authority , NCH Healthcare System, Inc.
Obligated Group , Revenue , 2024 A , AG Insured , 5% , 10/01/42 ................ 800,000 822,679
Connerton East Community Development District ,
Assessment Area 2, Special Assessment, 2025, 4.65%, 6/15/35 ............... 200,000 200,538
Assessment Area 2, Special Assessment, 2025, 5.625%, 6/15/55 .............. 855,000 833,572
County of Broward ,
Airport System, Revenue, 2015 A, 5%, 10/01/34 ........................... 2,000,000 2,001,631
Airport System, Revenue, 2019 A, 5%, 10/01/36 ........................... 1,500,000 1,536,034
Airport System, Revenue, 2019 A, 5%, 10/01/44 ........................... 5,000,000 4,904,344
County of Hillsborough , Utility , Revenue , 2016 , Refunding , 3% , 8/01/39 ........... 3,800,000 3,146,625
County of Miami-Dade ,
Aviation, Revenue, 2017 B, Refunding, 5%, 10/01/40 ....................... 10,000,000 9,975,631
Aviation, Revenue, 2019 A, 5%, 10/01/44 ................................ 8,000,000 7,808,898
Aviation, Revenue, 2024 A, Refunding, 5%, 10/01/33 ....................... 7,000,000 7,595,137
b
County of Palm Beach ,
Palm Beach Atlantic University, Inc., Revenue, 144A, 2025 A, 5.5%, 10/01/45 ..... 3,000,000 3,009,788
Provident Group - LU Properties LLC, Revenue, 144A, 2021 A, 4.25%, 6/01/31 ... 1,200,000 1,173,959
Provident Group-PBAU Properties LLC, Revenue, 144A, 2019 A, 5%, 4/01/29 .... 375,000 381,845
Provident Group-PBAU Properties LLC, Revenue, 144A, 2019 A, 5%, 4/01/39 .... 2,000,000 1,943,890
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.3% , 5/01/45 ..................................... 1,000,000 945,796
Del Webb River Reserve Community Development District , Special Assessment , 2025 ,
5.875% , 5/01/55 ................................................... 865,000 851,096
Double Branch Community Development District , Assessments , Special Assessment,
Senior Lien , 2013 A-1 , Refunding , 4.25% , 5/01/34 ......................... 360,000 357,983
f
East Nassau Stewardship District , Special Assessment , 2025 , 6% , 5/01/45 ........ 4,000,000 3,990,400
Florida Development Finance Corp. ,
b
Revenue, 144A, 2021 A, 3%, 7/01/31 ................................... 185,000 175,579
River City Education Obligated Group, Revenue, 2022 B, Refunding, 5%, 7/01/31 . 285,000 296,889

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Development Finance Corp., (continued)
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... $ 5,550,000 $ 5,009,158
a
Florida Housing Finance Corp. ,
Brownsville Village V Ltd., Revenue, 2024 B, GNMA Insured, Mandatory Put, 3.35%,
10/01/26 ....................................................... 2,250,000 2,255,329
Northside Property III Ltd., Revenue, 2023 B, GNMA Insured, Mandatory Put, 5%,
2/01/26 ........................................................ 2,000,000 2,019,977
b
Florida Local Government Finance Commission , BridgePrep Academy, Inc. Obligated
Group , Revenue , 144A, 2025 A , 6% , 6/15/45 ............................. 1,750,000 1,749,880
Florida Municipal Loan Council , Shingle Creek Transit & Utility Community
Development District , Special Assessment , 2024 , 4.5% , 5/01/31 ............... 235,000 237,390
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 4.375% , 5/01/35 ................................... 175,000 172,339
Greater Orlando Aviation Authority , Revenue , 2017 A , 5% , 10/01/35 .............. 7,500,000 7,626,916
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 1,375,000 1,378,219
Hillsborough County Housing Finance Authority , Tampa 47th Street Apartments LLC ,
Revenue , 2025 A , FNMA Insured , 5% , 12/01/42 ........................... 3,075,000 3,066,462
Ibis Landing Community Development District , Special Assessment , 2025 , 5.875% ,
6/15/55 ......................................................... 720,000 705,349
JEA Water & Sewer System ,
Revenue, 2025 A, Refunding, 5%, 10/01/42 .............................. 3,265,000 3,395,893
Revenue, 2025 A, Refunding, 5%, 10/01/43 .............................. 7,300,000 7,569,517
Revenue, 2025 A, Refunding, 5%, 10/01/44 .............................. 9,000,000 9,279,420
Lakewood Ranch Stewardship District ,
Assessments, Special Assessment, 2023, 5.45%, 5/01/33 ................... 2,660,000 2,795,983
Assessments, Special Assessment, 2023, 6.125%, 5/01/43 .................. 1,245,000 1,284,819
Assessments, Special Assessment, 2024, 4.5%, 5/01/31 .................... 550,000 555,603
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-1 , 4.75% , 11/15/29 ........................................... 1,300,000 1,311,294
Madeira Community Development District ,
Assessment Area 1, Special Assessment, 2025, Refunding, 5%, 5/01/35 ........ 1,560,000 1,626,010
Assessment Area 1, Special Assessment, 2025, Refunding, 5%, 5/01/39 ........ 585,000 592,418
Assessment Area 2, Special Assessment, 2025, 4.7%, 5/01/35 ................ 860,000 856,004
Assessment Area 2, Special Assessment, 2025, 5.5%, 5/01/45 ................ 460,000 433,934
Assessment Area 2, Special Assessment, 2025, 5.8%, 5/01/55 ................ 1,570,000 1,476,790
a
Miami-Dade County Housing Finance Authority ,
Cutler Vista Housing LP, Revenue, 2023, Mandatory Put, 5%, 9/01/25 .......... 3,000,000 3,004,174
Quail Roost Transit Village I Ltd., Revenue, 2023, Mandatory Put, 5%, 9/01/25 .... 4,000,000 4,006,721
St. Mary Towers Apartments LLLP, Revenue, 2024, Mandatory Put, 3.4%, 10/01/26 1,750,000 1,750,232
Miromar Lakes Community Development District , Special Assessment , 2025 ,
Refunding , 5% , 5/01/35 ............................................. 1,500,000 1,575,582
Orlando Utilities Commission , Revenue , 2024 A , 5% , 10/01/46 ................. 2,500,000 2,545,076
Palermo Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 4.375% , 6/15/32 .............................................. 250,000 252,412
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/32 ............... 2,000,000 2,022,087
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/29 ......... 1,495,000 1,522,845
Ranches at Lake Mcleod Community Development District , Assessment Area 2 ,
Special Assessment , 2025 , 5.45% , 6/15/45 .............................. 600,000 574,706
Rivers Edge III Community Development District , Assessments , Special Assessment ,
2025 , 5.75% , 5/01/45 ............................................... 450,000 445,641
South Broward Hospital District , Obligated Group , Revenue , 2016 , Refunding , 3% ,
5/01/34 ......................................................... 1,190,000 1,105,174

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Southeast Overtown Park West Community Redevelopment Agency , Tax Allocation ,
144A, 2014 A-1 , 5% , 3/01/30 ......................................... $ 205,000 $ 205,295
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/29 215,000 209,269
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/30 195,000 187,931
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/31 200,000 190,321
Stonegate Preserve Community Development District , Special Assessment , 2025 ,
5.875% , 6/15/55 ................................................... 850,000 830,402
Tolomato Community Development District , Assessment Area , Special Assessment ,
2024 , 4.1% , 5/01/31 ................................................ 690,000 690,563
b
Varrea South Community Development District , Special Assessment , 144A, 2025 ,
5.875% , 5/01/55 ................................................... 465,000 452,494
b
Village Community Development District No. 15 ,
Special Assessment, 144A, 2024, 3.75%, 5/01/29 ......................... 500,000 501,489
Special Assessment, 144A, 2024, 4%, 5/01/34 ............................ 500,000 489,689
Special Assessment, 144A, 2024, 4.2%, 5/01/39 .......................... 1,000,000 930,390
Phase I, Special Assessment, 144A, 2023, 4.375%, 5/01/33 .................. 990,000 1,005,878
Phase I, Special Assessment, 144A, 2023, 4.85%, 5/01/38 ................... 990,000 995,689
Woodcreek Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 4.35% , 5/01/32 .................................... 200,000 199,925
b
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 4.3% , 5/01/32 ................................ 250,000 250,391
154,824,410
Georgia 4.0%
City of Atlanta ,
Department of Aviation, Revenue, 2020 B, Refunding, 5%, 7/01/30 ............. 3,500,000 3,792,458
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 13,720,000 13,719,268
DeKalb County Housing Authority ,
Revenue, 2023 A, 4%, 12/01/33 ....................................... 4,500,000 4,495,039
HADC Park at 500 LLC, Revenue, 2024, 4%, 3/01/34 ....................... 16,000,000 15,729,643
a
Development Authority of Burke County (The) ,
Georgia Power Co., Revenue, First Series, 2012-1, Refunding, Mandatory Put,
2.875%, 8/19/25 ................................................. 4,250,000 4,250,043
Georgia Power Co., Revenue, First Series, 2013-1, Refunding, Mandatory Put,
3.375%, 3/12/27 ................................................. 2,500,000 2,502,874
Oglethorpe Power Corp., Revenue, 2013 A, Refunding, Mandatory Put, 3.6%,
2/01/30 ........................................................ 6,000,000 6,074,577
b
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue,
Second Tier , 144A, 2021 B , 3.625% , 1/01/31 ............................. 4,000,000 3,848,169
a
Main Street Natural Gas, Inc. ,
Revenue, 2019 C, Mandatory Put, 4%, 9/01/26 ........................... 820,000 821,930
Revenue, 2021 A, Mandatory Put, 4%, 9/01/27 ............................ 10,000,000 10,107,569
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 1,500,000 1,508,849
Revenue, 2023 C, Mandatory Put, 5%, 9/01/30 ........................... 2,000,000 2,114,734
Revenue, 2023 E-1, Mandatory Put, 5%, 6/01/31 .......................... 5,000,000 5,284,308
Revenue, 2024 B, Mandatory Put, 5%, 3/01/32 ............................ 2,500,000 2,650,012
Revenue, 2025 A, Mandatory Put, 5%, 6/01/32 ............................ 3,000,000 3,193,222
Municipal Electric Authority of Georgia ,
Revenue, 2024 A, Refunding, 5%, 1/01/40 ............................... 850,000 881,734
Revenue, 2024 A, Refunding, 5%, 1/01/42 ............................... 1,050,000 1,070,654
Revenue, 2024 A, Refunding, 5%, 1/01/43 ............................... 1,250,000 1,262,482
PowerSouth Energy Cooperative, Revenue, 2021 A, Refunding, 4%, 1/01/46 ..... 330,000 286,382
83,593,947

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Hawaii 0.2%
a
City & County of Honolulu , Komohale Maunakea Venture LP , Revenue , 2023 ,
Mandatory Put , 5% , 6/01/26 .......................................... $ 5,000,000 $ 5,080,960
Illinois 5.6%
Chicago Board of Education , GO , 2021 A , 5% , 12/01/39 ...................... 1,000,000 952,976
Chicago Midway International Airport ,
Revenue, Senior Lien, 2023 A, Refunding, BAM Insured, 5.75%, 1/01/41 ........ 500,000 536,425
Revenue, Senior Lien, 2023 A, Refunding, BAM Insured, 5.75%, 1/01/42 ........ 1,000,000 1,064,837
Revenue, Senior Lien, 2023 A, Refunding, BAM Insured, 5.75%, 1/01/43 ........ 1,250,000 1,323,836
Chicago O'Hare International Airport , Revenue, Senior Lien , 2024 A , 5.5% , 1/01/44 .. 2,000,000 2,077,984
Chicago Park District , GO , 2024 A , 5% , 1/01/47 ............................. 1,500,000 1,482,856
City of Chicago ,
GO, 2021 A, Refunding, 4%, 1/01/36 ................................... 1,000,000 938,891
GO, 2023 A, 5%, 1/01/35 ............................................ 3,000,000 3,091,747
GO, 2025 A, BAM Insured, 6%, 1/01/46 ................................. 8,500,000 9,005,275
GO, 2025 E, 6%, 1/01/42 ............................................ 1,750,000 1,845,665
GO, 2025 E, BAM Insured, 6%, 1/01/43 ................................. 1,790,000 1,936,251
GO, 2025 E, 6%, 1/01/45 ............................................ 2,000,000 2,075,214
Illinois Finance Authority ,
a
Revenue, 2020, Refunding, Mandatory Put, 3.875%, 9/01/28 ................. 2,250,000 2,204,007
b
Acero Charter Schools, Inc. Obligated Group, Revenue, 144A, 2021, Refunding, 4%,
10/01/32 ....................................................... 685,000 662,675
b
Acero Charter Schools, Inc. Obligated Group, Revenue, 144A, 2021, Refunding, 4%,
10/01/33 ....................................................... 1,060,000 1,010,708
b
Acero Charter Schools, Inc. Obligated Group, Revenue, 144A, 2021, Refunding, 4%,
10/01/34 ....................................................... 445,000 417,990
Ascension Health Credit Group, Revenue, 2016 C, 5%, 2/15/34 ............... 915,000 933,500
Ascension Health Credit Group, Revenue, 2016 C, Pre-Refunded, 5%, 2/15/34 ... 185,000 191,725
a,b
Centerpoint Joliet Terminal Railroad LLC, Revenue, 144A, 2012, Mandatory Put,
4.8%, 7/02/35 ................................................... 5,000,000 4,998,455
CHF-Chicago LLC, Revenue, 2017 A, 5%, 2/15/47 ......................... 500,000 455,262
CHF-Chicago LLC, Revenue, 2017 A, 5%, 2/15/50 ......................... 460,000 410,304
b
Navy Pier, Inc. Obligated Group, Revenue, 144A, 2024 B, Refunding, 5%, 10/01/34 2,000,000 2,054,941
b
Navy Pier, Inc. Obligated Group, Revenue, 144A, 2024 B, Refunding, 5.25%,
10/01/39 ....................................................... 1,350,000 1,358,140
Rosalind Franklin University of Medicine and Science, Revenue, 2017 A, Refunding,
5%, 8/01/31 .................................................... 400,000 409,552
b
Rosalind Franklin University of Medicine and Science, Revenue, 144A, 2025, 5.25%,
8/01/35 ........................................................ 9,600,000 9,512,529
University of Illinois, Revenue, 2023 B, 5.5%, 10/01/57 ...................... 5,245,000 5,321,389
Illinois Housing Development Authority , Revenue , 2017 A , GNMA Insured ,
3.125% , 2/01/47 ................................................... 11,348,211 10,228,155
Illinois State Toll Highway Authority ,
Revenue, 2015 A, 5%, 1/01/40 ........................................ 12,850,000 12,846,550
Revenue, 2015 B, 5%, 1/01/40 ........................................ 10,000,000 10,004,400
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2017 B , Refunding , 5% , 12/15/33 ................... 300,000 308,238
Northern Illinois University , COP , 2024 , BAM Insured , 5.5% , 4/01/49 ............. 2,250,000 2,293,088
St. Clair County Community Unit School District No. 187 Cahokia ,
GO, 2024 A, AG Insured, 5%, 1/01/40 .................................. 325,000 339,453
GO, 2024 A, AG Insured, 5%, 1/01/41 .................................. 400,000 414,162
GO, 2024 A, AG Insured, 5%, 1/01/42 .................................. 475,000 487,664
GO, 2024 A, AG Insured, 5%, 1/01/43 .................................. 500,000 510,188
GO, 2024 A, AG Insured, 5%, 1/01/44 .................................. 260,000 263,956
GO, 2024 B, AG Insured, 5%, 1/01/40 .................................. 210,000 216,502
GO, 2024 B, AG Insured, 5%, 1/01/41 .................................. 210,000 214,627

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
St. Clair County Community Unit School District No. 187 Cahokia, (continued)
GO, 2024 B, AG Insured, 5%, 1/01/42 .................................. $ 225,000 $ 228,488
GO, 2024 B, AG Insured, 5%, 1/01/43 .................................. 1,350,000 1,365,341
State of Illinois ,
GO, 2016, 4%, 1/01/31 ............................................. 695,000 695,570
GO, 2016, 4.125%, 11/01/31 ......................................... 830,000 832,093
GO, 2016, 5%, 11/01/34 ............................................. 1,650,000 1,669,027
GO, 2016, 5%, 1/01/41 ............................................. 340,000 334,499
GO, 2016, 5%, 11/01/41 ............................................. 600,000 592,265
GO, 2017 C, 5%, 11/01/29 ........................................... 11,170,000 11,629,957
University of Illinois ,
Health Services Facilities System, Revenue, 2023, Refunding, 5.5%, 10/01/39 .... 380,000 406,360
Health Services Facilities System, Revenue, 2023, Refunding, 5.5%, 10/01/40 .... 605,000 643,203
Health Services Facilities System, Revenue, 2023, Refunding, 5.5%, 10/01/41 .... 1,660,000 1,751,316
Village of Romeoville ,
Lewis University, Revenue, 2015, Refunding, 5%, 10/01/26 .................. 500,000 500,216
Lewis University, Revenue, 2015, Refunding, 5%, 10/01/27 .................. 860,000 860,412
Lewis University, Revenue, 2015, Refunding, 5%, 10/01/29 .................. 975,000 975,382
116,884,246
Indiana 1.2%
a
City of Whiting , BP Products North America, Inc. , Revenue , 2019 A , Refunding ,
Mandatory Put , 5% , 6/05/26 .......................................... 12,035,000 12,195,670
Indiana Finance Authority ,
Board of Directors for Department of Public Utilities of City of Indianapolis, Revenue,
First Lien, 2025 A, Refunding, 5.5%, 10/01/50 ........................... 1,500,000 1,555,074
Board of Directors for Department of Public Utilities of City of Indianapolis, Revenue,
First Lien, 2025 A, Refunding, 5.5%, 10/01/55 ........................... 4,025,000 4,169,476
CWA Authority, Inc., Revenue, First Lien, 2024 A, Refunding, 5%, 10/01/38 ....... 500,000 538,721
CWA Authority, Inc., Revenue, First Lien, 2024 A, Refunding, 5%, 10/01/40 ....... 615,000 648,606
CWA Authority, Inc., Revenue, First Lien, 2024 A, Refunding, 5%, 10/01/41 ....... 1,000,000 1,044,058
CWA Authority, Inc., Revenue, First Lien, 2024 A, Refunding, 5%, 10/01/42 ....... 1,350,000 1,394,671
Indiana Masonic Home, Inc. Obligated Group, Revenue, 2025 A, 4.3%, 5/01/29 ... 750,000 761,592
Indiana Masonic Home, Inc. Obligated Group, Revenue, 2025 B, 5.25%, 5/01/45 .. 1,000,000 950,118
Indianapolis Local Public Improvement Bond Bank , City of Indianapolis , Revenue , 2019
A , 5% , 2/01/44 .................................................... 1,175,000 1,180,394
24,438,380
Iowa 0.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/46 ........................................................ 1,150,000 931,382
Lifespace Communities, Inc. Obligated Group, Revenue, 2023 B, Refunding, 6.6%,
5/15/28 ........................................................ 915,000 963,623
1,895,005
Kansas 0.3%
Johnson & Miami Counties ,
Unified School District No. 230 Spring Hills, GO, 2025, Refunding, AG Insured, 6%,
9/01/43 ........................................................ 1,600,000 1,774,474
Unified School District No. 230 Spring Hills, GO, 2025, Refunding, AG Insured, 6%,
9/01/44 ........................................................ 1,575,000 1,739,493

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kansas (continued)
Johnson & Miami Counties, (continued)
Unified School District No. 230 Spring Hills, GO, 2025, Refunding, AG Insured, 6%,
9/01/45 ........................................................ $ 1,650,000 $ 1,814,072
5,328,039
Kentucky 2.4%
City of Columbia , Lindsey Wilson College, Inc. , Revenue , 2019 , Refunding , 5% ,
12/01/33 ........................................................ 3,000,000 3,006,553
a
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put ,
4.7% , 6/01/27 .................................................... 5,000,000 5,056,210
Kentucky Economic Development Finance Authority , KentuckyWired Infrastructure Co.,
Inc. , Revenue, Senior Lien , 2015 A , 5% , 7/01/30 .......................... 2,080,000 2,082,173
a
Kentucky Public Energy Authority ,
Revenue, 2024 A, Mandatory Put, 5%, 7/01/30 ............................ 5,750,000 6,034,703
Revenue, 2024 B, Refunding, Mandatory Put, 5%, 8/01/32 ................... 3,750,000 3,968,198
Revenue, 2025 A, Refunding, Mandatory Put, 5.25%, 12/01/29 ................ 9,000,000 9,504,441
Louisville/Jefferson County Metropolitan Government ,
a
Louisville Gas and Electric Co., Revenue, 2005 A, Mandatory Put, 1.75%, 7/01/26 . 5,000,000 4,916,642
Norton Healthcare Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/31 .. 2,750,000 2,793,473
Norton Healthcare Obligated Group, Revenue, 2023 A, Refunding, 5%, 10/01/41 .. 4,700,000 4,791,003
Rural Water Financing Agency , Revenue , 2023 A , 3.9% , 11/01/25 ............... 3,000,000 3,001,711
University of Kentucky ,
Revenue, 2024, 5%, 10/01/41 ........................................ 1,475,000 1,538,855
Revenue, 2024, 5%, 10/01/42 ........................................ 1,850,000 1,916,830
48,610,792
Louisiana 0.2%
b
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Christwood Obligated Group, Revenue, 144A, 2024, Refunding, 4.25%, 11/15/30 .. 1,045,000 1,043,638
Christwood Obligated Group, Revenue, 144A, 2024, Refunding, 5%, 11/15/37 .... 1,900,000 1,860,344
a
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 A-3 , Refunding ,
Mandatory Put , 2.2% , 7/01/26 ........................................ 2,000,000 1,983,808
4,887,790
Maryland 0.3%
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2018 A , Refunding ,
5% , 1/01/36 ...................................................... 300,000 301,332
County of Frederick ,
b
Mount St. Mary's University, Inc., Revenue, 144A, 2017 A, Refunding, 5%, 9/01/27 . 2,045,000 2,058,850
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 735,000 710,517
Maryland Economic Development Corp. , City of Baltimore Port Covington Development
District , Tax Allocation , 2020 , 3.25% , 9/01/30 ............................. 1,350,000 1,300,347
Maryland Health & Higher Educational Facilities Authority , Stevenson University, Inc. ,
Revenue , 2021 A , Refunding , 4% , 6/01/34 ............................... 250,000 242,594
Montgomery County Housing Opportunities Commission , Multi-family Housing ,
Revenue , 2012 A , 3.75% , 7/01/32 ..................................... 1,500,000 1,500,189
6,113,829
Massachusetts 1.1%
Massachusetts Development Finance Agency ,
Bentley University, Revenue, 2025, 5%, 7/01/37 ........................... 750,000 805,511
Bentley University, Revenue, 2025, 5%, 7/01/39 ........................... 1,100,000 1,155,794
Bentley University, Revenue, 2025, 5%, 7/01/41 ........................... 1,100,000 1,132,962

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Bentley University, Revenue, 2025, 5%, 7/01/45 ........................... $ 1,225,000 $ 1,223,196
b
CHF Merrimack, Inc., Revenue, 144A, 2024 A, 5%, 7/01/44 .................. 1,000,000 930,393
Emerson College, Revenue, 2025, Refunding, 5%, 1/01/28 .................. 1,150,000 1,197,738
Lasell University, Revenue, 2021, Refunding, 4%, 7/01/40 ................... 7,515,000 6,168,494
b
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/26 ........ 160,000 160,120
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/35 ......... 2,000,000 2,022,891
Seven Hills Foundation Obligated Group, Revenue, 2025, Refunding, 6%, 9/01/45 . 1,000,000 1,043,605
Simmons University, Revenue, K-1, Refunding, 5%, 10/01/26 ................. 950,000 950,877
Simmons University, Revenue, K-1, Refunding, 5%, 10/01/27 ................. 1,150,000 1,150,758
UMass Memorial Health Care Obligated Group, Revenue, 2025 N-1, Refunding,
5.25%, 7/01/50 .................................................. 5,000,000 4,983,767
Massachusetts Housing Finance Agency , Revenue , 2017 D , 3.1% , 6/01/30 ........ 720,000 717,907
23,644,013
Michigan 1.8%
City of Detroit ,
GO, 2020, 5.5%, 4/01/34 ............................................ 660,000 706,002
GO, 2023 B, 6.844%, 5/01/28 ......................................... 295,000 303,688
GO, B-1, 4%, 4/01/44 ............................................... 4,474,431 3,484,125
County of Genesee ,
Water Supply System, GO, 2024, Refunding, AG Insured, 5%, 11/01/35 ......... 1,000,000 1,097,180
Water Supply System, GO, 2024, Refunding, AG Insured, 5%, 11/01/36 ......... 1,000,000 1,084,427
Water Supply System, GO, 2024, Refunding, AG Insured, 5%, 11/01/37 ......... 750,000 806,567
Water Supply System, GO, 2024, Refunding, AG Insured, 5%, 11/01/38 ......... 585,000 624,564
Water Supply System, GO, 2024, Refunding, AG Insured, 5%, 11/01/39 ......... 800,000 848,190
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ 13,440,000 13,353,480
Kalamazoo Public Schools ,
GO, 2023 I, AG Insured, 5%, 5/01/45 ................................... 885,000 886,629
GO, 2023 I, AG Insured, 5%, 5/01/48 ................................... 820,000 807,873
Kentwood Economic Development Corp. , Holland Home Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/37 ....................................... 1,000,000 977,357
Michigan Finance Authority ,
Lawrence Technological University Obligated Group, Revenue, 2017, Refunding,
5.25%, 2/01/32 .................................................. 1,145,000 1,155,585
Lawrence Technological University Obligated Group, Revenue, 2017, Refunding, 5%,
2/01/47 ........................................................ 1,000,000 888,048
Lawrence Technological University Obligated Group, Revenue, 2022, Refunding, 4%,
2/01/27 ........................................................ 95,000 94,884
Lawrence Technological University Obligated Group, Revenue, 2022, Refunding, 4%,
2/01/32 ........................................................ 285,000 278,535
Provident Group - HFH Energy LLC, Revenue, 2024, 5.25%, 2/29/40 ........... 500,000 522,676
Provident Group - HFH Energy LLC, Revenue, 2024, 5.25%, 2/28/41 ........... 550,000 569,280
Provident Group - HFH Energy LLC, Revenue, 2024, 5.25%, 2/28/42 ........... 625,000 642,243
Provident Group - HFH Energy LLC, Revenue, 2024, 5.25%, 2/28/43 ........... 800,000 819,029
Provident Group - HFH Energy LLC, Revenue, 2024, 5.5%, 2/28/49 ............ 750,000 766,646
Michigan State University , Revenue , 2019 B , 5% , 2/15/44 ..................... 3,000,000 3,017,454
Michigan Strategic Fund , Holland Home Obligated Group , Revenue , 2019 , Refunding ,
5% , 11/15/34 ..................................................... 1,900,000 1,908,123
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2015 F , Refunding , 5% , 12/01/30 ...................................... 1,840,000 1,843,928
37,486,513

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota 1.6%
City of Minneapolis ,
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/33 ....................................................... $ 2,410,000 $ 2,478,488
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/36 ....................................................... 1,050,000 1,065,853
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, AG Insured,
5%, 11/15/36 ................................................... 4,835,000 5,052,461
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 6,575,000 6,408,580
Duluth Economic Development Authority , Benedictine Health System Obligated Group ,
Revenue , 2021 A , Refunding , 4% , 7/01/31 ............................... 625,000 595,957
Housing & Redevelopment Authority of The City of St. Paul Minnesota , Hmong College
Prep Academy , Revenue , 2016 A , Refunding , 5.5% , 9/01/36 .................. 3,000,000 3,014,825
Minneapolis-St. Paul Metropolitan Airports Commission , Revenue , 2024 B , 5% , 1/01/36 8,500,000 9,004,092
Minnesota Higher Education Facilities Authority ,
Augsburg University, Revenue, 2016 A, 5%, 5/01/46 ........................ 750,000 497,049
a
University of St. Thomas, Revenue, 2024 B-1, Mandatory Put, 5%, 10/01/27 ...... 3,000,000 3,096,665
St. Paul Port Authority , District Energy St. Paul Obligated Group , Revenue , 2023-4 ,
5.25% , 10/01/42 ................................................... 1,000,000 982,306
32,196,276
Mississippi 0.2%
City of Gulfport , Memorial Hospital at Gulfport Obligated Group , Revenue , 2025 , 5.5% ,
7/01/50 ......................................................... 1,150,000 1,161,919
County of Warren , International Paper Co. , Revenue , 2018 , Refunding , 4% , 9/01/32 . 3,250,000 3,265,076
4,426,995
Missouri 2.2%
City of St. Louis , Airport , Revenue , 2022 A , Refunding , 5% , 7/01/30 .............. 1,430,000 1,544,078
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 4%, 7/01/46 ..... 12,510,000 10,853,605
Children's Mercy Hospital Obligated Group, Revenue, 2017 A, 4%, 5/15/42 ...... 3,195,000 2,877,798
Mercy Health, Revenue, 2012, BAM Insured, 4%, 11/15/42 ................... 1,555,000 1,396,824
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/33 .................... 2,025,000 2,026,064
Mercy Health, Revenue, 2023, 5.5%, 12/01/40 ............................ 1,100,000 1,178,410
Mercy Health, Revenue, 2023, 5.5%, 12/01/41 ............................ 2,100,000 2,232,253
b
Missouri Baptist College, Revenue, 144A, 2025, Refunding, 4.5%, 10/01/30 ...... 500,000 495,585
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
5%, 5/01/28 .................................................... 1,775,000 1,788,313
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/37 .................................................... 2,600,000 2,167,953
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/39 .................................................... 3,750,000 2,999,403
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/40 .................................................... 615,000 482,334
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/43 .................................................... 1,750,000 1,302,245
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 B, Refunding,
4%, 5/01/38 .................................................... 1,440,000 1,173,102
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 B, Refunding,
4%, 5/01/39 .................................................... 1,250,000 999,801
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 B, Refunding,
4%, 5/01/45 .................................................... 1,280,000 919,725
Kansas City Industrial Development Authority ,
City of Kansas City, Revenue, 2019 A, 5%, 3/01/35 ........................ 5,000,000 5,108,075
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/32 ................... 1,000,000 1,038,930
City of Kansas City Airport, Revenue, 2020 A, 5%, 3/01/30 ................... 1,540,000 1,654,494

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Plaza at Noah's Ark Community Improvement District , Revenue , 2021 , Refunding , 3% ,
5/01/26 ......................................................... $ 275,000 $ 272,734
Poplar Bluff Regional Transportation Development District ,
Sales Tax, Revenue, 2023 B, Refunding, 3.375%, 12/01/31 .................. 1,030,000 995,975
Sales Tax, Revenue, 2023 B, Refunding, 4%, 12/01/37 ...................... 2,300,000 2,122,578
45,630,279
Montana 0.1%
City of Forsyth , NorthWestern Corp. , Revenue , 2023 , Refunding , 3.875% , 7/01/28 ... 2,200,000 2,240,781
Nebraska 0.9%
Omaha Public Power District ,
Revenue, 2021 A, 5%, 2/01/46 ........................................ 5,000,000 5,035,017
Revenue, 2024 C, 5%, 2/01/43 ........................................ 4,500,000 4,646,624
Revenue, 2024 C, 5%, 2/01/44 ........................................ 5,415,000 5,559,896
Revenue, 2024 D, Refunding, 5%, 2/01/43 ............................... 2,300,000 2,374,941
17,616,478
Nevada 1.5%
City of Las Vegas ,
Special Improvement District No. 818, Special Assessment, 2024, 5%, 12/01/39 ... 1,000,000 997,194
Special Improvement District No. 818, Special Assessment, 2024, 5%, 12/01/44 ... 935,000 891,724
a
County of Clark , Nevada Power Co. , Revenue , 2017 , Refunding , Mandatory Put ,
3.75% , 3/31/26 ................................................... 2,250,000 2,252,821
County of Humboldt ,
Sierra Pacific Power Co., Revenue, 2016 A, Refunding, 3.55%, 10/01/29 ........ 2,000,000 2,039,599
Sierra Pacific Power Co., Revenue, 2016 B, Refunding, 3.55%, 10/01/29 ........ 2,000,000 2,025,840
a
County of Washoe ,
Sierra Pacific Power Co., Revenue, 2016 B, Refunding, Mandatory Put, 3.625%,
10/01/29 ....................................................... 3,000,000 2,993,509
Sierra Pacific Power Co., Revenue, 2016 G, Refunding, Mandatory Put, 3.625%,
10/01/29 ....................................................... 1,000,000 997,837
Las Vegas Convention & Visitors Authority ,
e
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2018 B, 5%,
7/01/43 ........................................................ 9,660,000 9,585,742
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2023 A, 5%,
7/01/39 ........................................................ 760,000 799,312
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2023 A, 5%,
7/01/40 ........................................................ 1,550,000 1,618,614
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2023 A, 5%,
7/01/41 ........................................................ 1,000,000 1,033,046
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2023 A, 5%,
7/01/42 ........................................................ 1,200,000 1,232,015
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2023 A, 5%,
7/01/43 ........................................................ 1,205,000 1,231,385
Reno-Tahoe Airport Authority ,
Revenue, 2024 A, 5.25%, 7/01/39 ..................................... 1,000,000 1,045,283
Revenue, 2024 A, 5.25%, 7/01/40 ..................................... 1,000,000 1,035,777
Revenue, 2024 B, 5%, 7/01/44 ........................................ 1,100,000 1,115,941
30,895,639
New Hampshire 1.5%
New Hampshire Business Finance Authority ,
Revenue, 2024-1, A, 4.25%, 7/20/41 ................................... 2,954,570 2,805,876
a
Revenue, 2024-1, A, Mandatory Put, 4.15%, 10/01/34 ...................... 3,485,000 3,279,439

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Hampshire (continued)
New Hampshire Business Finance Authority, (continued)
Revenue, 2024-2, A, 3.625%, 8/20/39 .................................. $ 7,740,540 $ 7,053,209
c
Revenue, FRN, 2024-3, A, 4.163%, 10/20/41 ............................. 3,975,874 3,634,656
c
Revenue, FRN, 2025-1, A-1, 4.168%, 1/20/41 ............................ 9,721,918 9,184,662
c
Revenue, FRN, 2025-1, A-2, 4.168%, 1/20/41 ............................ 3,240,639 2,883,101
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... 1,050,000 1,029,688
New Hampshire Health and Education Facilities Authority Act , Southern New
Hampshire Health Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/37 .... 2,000,000 2,004,010
31,874,641
New Jersey 1.0%
a
Camden County Improvement Authority (The) , Revenue , 2024 , Mandatory Put , 5% ,
3/01/26 ......................................................... 4,000,000 4,046,717
New Jersey Economic Development Authority ,
a
New Jersey-American Water Co., Inc., Revenue, 2019 A, Refunding, Mandatory Put,
2.2%, 12/03/29 .................................................. 3,500,000 3,164,678
a
New Jersey-American Water Co., Inc., Revenue, 2020 B, Refunding, Mandatory Put,
3.75%, 6/01/28 .................................................. 3,000,000 2,995,515
State of New Jersey, Revenue, 2024 SSS, Refunding, 5.25%, 6/15/37 .......... 1,060,000 1,151,015
State of New Jersey, Revenue, 2024 SSS, Refunding, 5.25%, 6/15/38 .......... 1,585,000 1,703,200
State of New Jersey, Revenue, 2024 SSS, Refunding, 5.25%, 6/15/39 .......... 1,000,000 1,064,998
New Jersey Transportation Trust Fund Authority ,
Revenue, 2016 A-1, 5%, 6/15/28 ...................................... 750,000 765,128
State of New Jersey, Revenue, 2023 A, Refunding, 4.25%, 6/15/40 ............ 2,000,000 1,889,579
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 4.25% , 7/01/33 ....................................... 515,000 520,912
South Jersey Transportation Authority ,
Revenue, 2022 A, 5%, 11/01/38 ....................................... 1,140,000 1,179,774
Revenue, 2022 A, 5%, 11/01/40 ....................................... 2,500,000 2,558,921
21,040,437
New Mexico 0.6%
City of Farmington ,
a
Public Service Co. of New Mexico, Revenue, 2010 B, Refunding, Mandatory Put,
3.875%, 6/01/29 ................................................. 2,750,000 2,797,381
a
Public Service Co. of New Mexico, Revenue, 2010 E, Refunding, Mandatory Put,
3.875%, 6/01/29 ................................................. 5,000,000 5,086,146
Public Service Co. of New Mexico, Revenue, 2016 B, Refunding, 2.15%, 4/01/33 .. 2,000,000 1,684,594
City of Santa Fe , El Castillo Retirement Residences Obligated Group , Revenue , 2012 ,
5% , 5/15/42 ...................................................... 980,000 916,877
a
New Mexico Mortgage Finance Authority , JLG NM ABQ 2023 LLLP , Revenue , 2023 ,
Mandatory Put , 5% , 9/01/25 .......................................... 1,150,000 1,154,436
11,639,434
New York 9.9%
Albany Capital Resource Corp. , Empire Commons Student Housing, Inc. , Revenue ,
2016 A , Refunding , 5% , 5/01/26 ....................................... 400,000 404,406
Build NYC Resource Corp. ,
Classical Charter School, Inc., Revenue, 2023 A, 4%, 6/15/33 ................ 960,000 950,428
b
East Harlem Scholars Academy Charter School Obligated Group, Revenue, 144A,
2022, 5%, 6/01/32 ................................................ 375,000 381,781
Global Community Charter School, Revenue, 2022 A, 4%, 6/15/32 ............. 500,000 466,137
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 3.4%, 7/01/27 .... 130,000 129,623
TrIPs Obligated Group, Revenue, 2025, 5.5%, 7/01/44 ...................... 1,265,000 1,281,555
TrIPs Obligated Group, Revenue, 2025, 5.5%, 7/01/50 ...................... 1,000,000 991,480
b
Unity Preparatory Charter School of Brooklyn, Revenue, 144A, 2023 A, 5%, 6/15/33 665,000 692,262

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
City of New York ,
GO, 2017 A-1, 5%, 8/01/38 .......................................... $ 1,500,000 $ 1,513,590
GO, 2024 D, 5.25%, 4/01/47 ......................................... 16,325,000 16,737,430
GO, 2024 D, 5.5%, 4/01/48 .......................................... 16,025,000 16,722,182
GO, 2024 D, 5.5%, 4/01/49 .......................................... 1,000,000 1,045,381
GO, 2025 C-1, 5.25%, 9/01/45 ........................................ 1,465,000 1,516,612
Dutchess County Local Development Corp. , Culinary Institute of America (The) ,
Revenue , 2018 , Refunding , 5% , 7/01/34 ................................. 500,000 513,496
Empire State Development Corp. , State of New York Sales Tax , Revenue , 2023 A , 5% ,
3/15/44 ......................................................... 5,000,000 5,114,870
Monroe County Industrial Development Corp. , Andrews Terrace Community Partners
LP , Revenue , 2023 A , FNMA Insured , 4.72% , 1/01/44 ....................... 5,000,000 4,815,227
New York City Housing Development Corp. ,
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 765,000 575,883
Revenue, 2020 I-1, 2.55%, 11/01/45 .................................... 6,255,000 4,208,372
a
Revenue, 2022 F-2-B, FHA Insured, Mandatory Put, 3.4%, 12/22/26 ............ 12,750,000 12,751,494
a
Revenue, 2023 A-2, Mandatory Put, 3.7%, 12/30/27 ........................ 10,000,000 10,018,053
8 Spruce NY Owner LLC, Revenue, 2024, B, Refunding, 6.033%, 12/15/31 ...... 500,000 511,361
8 Spruce NY Owner LLC, Revenue, 2024, E, Refunding, 4.375%, 12/15/31 ...... 1,750,000 1,793,641
8 Spruce NY Owner LLC, Revenue, 2024, F, Refunding, 5.25%, 12/15/31 ........ 7,085,000 7,260,175
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2022 EE, Refunding, 5%, 6/15/45 ........... 2,730,000 2,756,945
Water & Sewer System, Revenue, 2024 AA-3, Refunding, 5%, 6/15/43 .......... 1,800,000 1,856,604
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2015 S-2, 5%, 7/15/40 ............................ 5,745,000 5,746,652
Future Tax Secured, Revenue, 2025 H-1, 5%, 11/01/44 ..................... 5,000,000 5,140,421
Future Tax Secured, Revenue, 2025 H-1, 5.25%, 11/01/48 ................... 17,650,000 18,261,316
New York Liberty Development Corp. , 7 World Trade Center II LLC , Revenue , 2022 A ,
1 , Refunding , 3% , 9/15/43 ........................................... 7,915,000 5,994,553
New York State Dormitory Authority ,
New York Institute of Technology, Revenue, 2024, 5%, 7/01/37 ................ 345,000 363,649
New York Institute of Technology, Revenue, 2024, 5%, 7/01/38 ................ 650,000 678,477
New York Institute of Technology, Revenue, 2024, 5%, 7/01/39 ................ 1,000,000 1,033,093
New York Institute of Technology, Revenue, 2024, 5%, 7/01/41 ................ 685,000 693,344
New York Institute of Technology, Revenue, 2024, 5%, 7/01/42 ................ 870,000 874,715
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/53 ....... 10,000,000 8,256,976
State of New York Personal Income Tax, Revenue, 2020 A, Refunding, 3%, 3/15/39 7,915,000 6,683,910
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 9,180,000 9,247,032
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 ...................... 3,700,000 3,699,172
New York State Housing Finance Agency ,
Revenue, 2016 C, GNMA Insured, 3.05%, 11/01/36 ........................ 1,500,000 1,320,909
Revenue, 2023 C-1, 4.5%, 11/01/43 .................................... 1,000,000 957,897
a
State of New York Personal Income Tax, Revenue, 2024 A-2, Mandatory Put, 3.35%,
6/15/29 ........................................................ 4,000,000 4,010,608
a
State of New York Personal Income Tax, Revenue, 2024 A-2, Mandatory Put, 3.45%,
12/15/30 ....................................................... 2,480,000 2,499,647
a
West 38TH Street LLC, Revenue, 2014 A, FHLMC Insured, Mandatory Put, 3.57%,
11/01/31 ....................................................... 1,000,000 1,006,567
New York State Thruway Authority , State of New York Personal Income Tax , Revenue ,
2022 C , 5% , 3/15/53 ............................................... 4,000,000 4,004,588
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2021, Refunding, 2.25%, 8/01/26 ............ 105,000 103,462
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 3,210,000 3,249,932
Delta Air Lines, Inc., Revenue, 2023, 5.625%, 4/01/40 ...................... 4,000,000 4,104,516
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/29 ... 500,000 536,961

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK NTO LLC, Revenue, 2023, 5.5%, 6/30/38 ............................ $ 2,000,000 $ 2,065,000
JFK NTO LLC, Revenue, 2023, 5.5%, 6/30/39 ............................ 1,000,000 1,029,716
JFK NTO LLC, Revenue, 2023, 5.5%, 6/30/40 ............................ 875,000 895,210
JFK NTO LLC, Revenue, 2023, AG Insured, 5.5%, 6/30/42 ................... 1,750,000 1,788,528
JFK NTO LLC, Revenue, 2025, 6%, 6/30/40 .............................. 1,200,000 1,301,342
JFK NTO LLC, Revenue, 2025, 6%, 6/30/41 .............................. 1,350,000 1,451,133
b
Oneida Indian Nation of New York ,
Revenue, 144A, 2024 A, 8%, 9/01/40 ................................... 2,875,000 2,939,572
Revenue, 144A, 2024 B, 6%, 9/01/43 ................................... 1,700,000 1,778,383
Port Authority of New York & New Jersey ,
Revenue, 197th, Refunding, 5%, 11/15/35 ............................... 5,000,000 5,066,517
e
Revenue, 218th, 5%, 11/01/49 ........................................ 1,535,000 1,491,949
Revenue, 236th, 5%, 1/15/36 ......................................... 1,000,000 1,051,256
Revenue, 236th, 5%, 1/15/37 ......................................... 1,000,000 1,038,370
205,374,361
North Carolina 0.2%
North Carolina Agricultural & Technical State University ,
Revenue, 2023, 5%, 10/01/41 ........................................ 450,000 466,120
Revenue, 2023, 5%, 10/01/42 ........................................ 950,000 976,187
North Carolina Capital Facilities Finance Agency , Campbell University, Inc. , Revenue ,
2021 A , Refunding , 5% , 10/01/26 ...................................... 1,250,000 1,271,493
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
5%, 3/01/26 .................................................... 440,000 442,570
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
5%, 3/01/27 .................................................... 460,000 467,678
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
5%, 3/01/28 .................................................... 365,000 375,197
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
4%, 3/01/29 .................................................... 755,000 758,141
4,757,386
North Dakota 0.4%
Cass County Joint Water Resource District , Revenue , 2024 A , Refunding , 3.45% ,
4/01/27 ......................................................... 8,000,000 8,007,673
City of Horace , GO , 2024 B , Refunding , 4.85% , 8/01/26 ...................... 750,000 750,310
8,757,983
Ohio 1.7%
Cleveland-Cuyahoga County Port Authority ,
Playhouse Square Foundation, Revenue, 2018, Refunding, 5%, 12/01/33 ........ 3,460,000 3,507,975
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 500,000 500,776
Columbus Metropolitan Housing Authority ,
Revenue, 2024, 4%, 6/01/34 ......................................... 1,400,000 1,364,855
Revenue, 2024, 5%, 6/01/34 ......................................... 3,325,000 3,441,235
Columbus-Franklin County Finance Authority , Revenue , 2025 A , FNMA Insured ,
5.125% , 1/01/44 ................................................... 4,800,000 4,730,752
County of Franklin , Friendship Village of Dublin Obligated Group , Revenue , 2014 ,
Refunding , 5% , 11/15/34 ............................................ 700,000 700,041
County of Hamilton , Life Enriching Communities Obligated Group , Revenue , 2016 ,
Refunding , 5% , 1/01/36 ............................................. 3,055,000 3,060,870
County of Scioto , Southern Ohio Medical Center Obligated Group , Revenue , 2016 ,
Refunding , 5% , 2/15/33 ............................................. 500,000 503,119

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Dayton-Montgomery County Port Authority , Dayton Regional STEM Schools, Inc. ,
Revenue , 2024 , 5% , 12/01/44 ........................................ $ 500,000 $ 483,850
a
Ohio Air Quality Development Authority ,
Duke Energy Corp., Revenue, 2022 A, Refunding, Mandatory Put, 4.25%, 6/01/27 . 6,955,000 7,056,422
Duke Energy Corp., Revenue, 2022 B, Refunding, Mandatory Put, 4%, 6/01/27 ... 3,250,000 3,296,965
Ohio Higher Educational Facility Commission ,
Cleveland Institute of Art (The), Revenue, 2018, 5%, 12/01/28 ................ 865,000 868,272
Cleveland Institute of Art (The), Revenue, 2018, 5%, 12/01/33 ................ 1,570,000 1,534,873
Cleveland Institute of Music (The), Revenue, 2022, 5%, 12/01/32 .............. 600,000 625,770
John Carroll University, Revenue, 2020, 5%, 10/01/25 ...................... 220,000 220,557
John Carroll University, Revenue, 2020, 5%, 10/01/28 ...................... 370,000 384,029
Port of Greater Cincinnati Development Authority ,
Revenue, 2024 C, Refunding, AG Insured, 5.25%, 12/01/48 .................. 400,000 402,158
Revenue, 2024 C, Refunding, AG Insured, 5.25%, 12/01/53 .................. 525,000 526,028
Revenue, Senior Lien, 2024 A, Refunding, 5%, 12/01/48 .................... 825,000 833,038
Revenue, Senior Lien, 2024 A, Refunding, 5%, 12/01/53 .................... 800,000 792,644
b
City of Cincinnati Assigned City Residual Funds, Revenue, 144A, 2021, 4.25%,
12/01/50 ....................................................... 690,000 599,328
State of Ohio ,
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/26 285,000 290,748
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/27 240,000 248,278
35,972,583
Oklahoma 0.0%
†
Tulsa Industrial Authority , University of Tulsa (The) , Revenue , 2017 , Refunding , 5% ,
10/01/25 ........................................................ 1,000,000 1,000,844
Oregon 0.2%
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ...................... 145,000 145,722
Port of Portland ,
Airport, Revenue, 24 B, 5%, 7/01/33 .................................... 2,000,000 2,026,792
Airport, Revenue, 25 B, 5%, 7/01/39 .................................... 1,350,000 1,363,610
3,536,124
Others 1.3%
c
FHLMC, Multi-family ML Pass-Through Certificates ,
Revenue, FRN, 2024-ML26, 3.157%, 12/25/38 ............................ 22,851,672 19,734,256
Revenue, FRN, 2024-ML25, ACA, 3.541%, 11/25/38 ....................... 4,361,128 4,026,844
FHLMC, Multi-family VRD Certificates ,
b
144A, 2019-ML48, A, 3.15%, 1/15/36 ................................... 2,985,000 2,637,174
2022-ML68, A, 3.15%, 10/15/36 ....................................... 1,250,000 1,083,891
27,482,165
Pennsylvania 2.8%
Allegheny County Airport Authority ,
Revenue, 2021 A, 5%, 1/01/34 ........................................ 2,330,000 2,438,614
Revenue, 2021 A, 5%, 1/01/35 ........................................ 8,155,000 8,468,715
Revenue, 2023 A, AG Insured, 5.5%, 1/01/41 ............................. 1,000,000 1,055,351
Revenue, 2023 A, AG Insured, 5.5%, 1/01/42 ............................. 1,000,000 1,047,425
Revenue, 2023 A, AG Insured, 5.5%, 1/01/43 ............................. 1,500,000 1,562,580
Chester County Industrial Development Authority ,
Avon Grove Charter School, Revenue, 2024, 5%, 3/01/27 ................... 3,600,000 3,648,329
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 750,000 661,160
Crawford County Industrial Development Authority ,
Allegheny College, Revenue, 2016, Refunding, 5%, 5/01/28 .................. 1,370,000 1,384,264

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Crawford County Industrial Development Authority, (continued)
Allegheny College, Revenue, 2016, Refunding, 5%, 5/01/29 .................. $ 1,440,000 $ 1,453,565
Allegheny College, Revenue, 2016, Refunding, 5%, 5/01/30 .................. 1,510,000 1,522,223
Allegheny College, Revenue, 2016, Refunding, 5%, 5/01/31 .................. 1,465,000 1,474,491
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/29 ...................................................... 245,000 245,060
Lancaster Industrial Development Authority , Landis Homes Obligated Group , Revenue ,
2021 , Refunding , 4% , 7/01/46 ........................................ 675,000 537,228
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/41 ........................................ 1,775,000 1,453,338
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund, Revenue, 2022, 5.25%,
6/30/35 ........................................................ 2,030,000 2,147,633
Commonwealth of Pennsylvania Motor License Fund, Revenue, 2022, 5.25%,
6/30/36 ........................................................ 1,650,000 1,724,340
PA Bridges Finco LP, Revenue, 2015, 5%, 12/31/34 ........................ 16,800,000 16,868,072
Philadelphia Water Department, Revenue, 2020, Refunding, 4%, 1/01/29 ........ 725,000 740,071
Philadelphia Water Department, Revenue, 2020, Refunding, 4%, 1/01/30 ........ 115,000 117,708
Philadelphia Water Department, Revenue, 2020, Refunding, 4%, 1/01/31 ........ 165,000 168,483
Philadelphia Water Department, Revenue, 2020, Refunding, 4%, 1/01/32 ........ 540,000 548,727
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2017, Refunding, 5%, 5/01/30 ................... 795,000 818,613
Drexel University, Revenue, 2017, Refunding, 5%, 5/01/31 ................... 705,000 723,037
Philadelphia Authority for Industrial Development ,
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 935,000 917,358
St. Joseph's University, Revenue, 2017, 5%, 11/01/47 ...................... 3,000,000 2,812,995
b,g
University of the Arts (The), Revenue, 144A, 2017, 4.5%, 3/15/29 .............. 660,878 330,439
b,g
University of the Arts (The), Revenue, 144A, 2017, 5%, 3/15/45 ............... 2,236,818 1,118,409
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/40 1,250,000 1,323,914
57,312,142
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. ,
Lifespan Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 5/15/26 ....... 580,000 587,735
Lifespan Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 5/15/33 ....... 365,000 365,429
Tobacco Settlement Financing Corp. , Revenue , 2015 B , Refunding , 5% , 6/01/50 .... 1,000,000 964,114
1,917,278
South Carolina 2.1%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 2025, Mandatory Put, 4%, 3/01/35 ............................. 5,000,000 4,825,599
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5%, 11/15/27 ...... 250,000 257,955
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5%, 11/15/28 ...... 250,000 260,561
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5%, 11/15/29 ...... 200,000 209,849
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5%, 11/15/30 ...... 225,000 236,627
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5%, 11/15/31 ...... 250,000 262,520
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5.25%, 11/15/39 ... 800,000 820,110
Bon Secours Mercy Health, Inc., Revenue, 2025 A, 5.25%, 11/01/44 ............ 3,300,000 3,398,577
Novant Health Obligated Group, Revenue, 2024 A, 5.5%, 11/01/45 ............. 4,000,000 4,173,427
Novant Health Obligated Group, Revenue, 2024 A, 5.5%, 11/01/46 ............. 10,500,000 10,908,837
South Carolina Public Service Authority ,
Revenue, 2016 A, Refunding, 5%, 12/01/36 .............................. 1,500,000 1,501,420
Revenue, 2016 A, Refunding, 5%, 12/01/37 .............................. 3,435,000 3,435,190
Revenue, 2016 B, Refunding, 5%, 12/01/37 .............................. 500,000 500,191
Revenue, 2025 A, 5%, 12/01/44 ....................................... 3,750,000 3,776,478

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Public Service Authority, (continued)
Revenue, 2025 A, 5%, 12/01/46 ....................................... $ 2,000,000 $ 1,998,778
Revenue, 2025 B, Refunding, 5%, 12/01/44 .............................. 1,500,000 1,510,591
Revenue, 2025 B, Refunding, 5%, 12/01/46 .............................. 1,000,000 999,389
Revenue, 2025 B, Refunding, 5%, 12/01/48 .............................. 2,500,000 2,470,178
South Carolina Transportation Infrastructure Bank , Revenue , 2016 A , Refunding , 3% ,
10/01/36 ........................................................ 1,740,000 1,565,063
43,111,340
Tennessee 2.4%
Knox County Health Educational & Housing Facility Board ,
Revenue, 2024 B-1, BAM Insured, 5%, 7/01/44 ........................... 2,200,000 2,204,504
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/36 ........................................................ 450,000 479,724
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/38 ........................................................ 425,000 444,764
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/39 ........................................................ 450,000 467,139
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/40 ........................................................ 425,000 437,507
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/41 ........................................................ 825,000 842,283
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/42 ........................................................ 1,100,000 1,114,045
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/43 ........................................................ 550,000 553,785
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/44 ........................................................ 625,000 626,280
Village at Inskip LP, Revenue, 2023 A, FNMA Insured, 4.625%, 12/01/43 ........ 1,850,000 1,782,404
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Trevecca Nazarene University, Revenue, 2019, Refunding, 5%, 10/01/34 ........ 450,000 461,129
Vanderbilt University Medical Center Obligated Group, Revenue, 2024 A, 5%,
7/01/29 ........................................................ 10,000,000 10,773,906
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2019 B, 5%, 7/01/33 ........................................ 1,000,000 1,048,054
Revenue, 2022 B, 5.5%, 7/01/36 ...................................... 650,000 705,229
Revenue, 2022 B, 5.5%, 7/01/37 ...................................... 875,000 941,853
a
Tennergy Corp. , Revenue , 2021 A , Mandatory Put , 4% , 9/01/28 ................. 13,175,000 13,248,316
a
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 12,865,000 13,461,838
49,592,760
Texas 10.3%
Arlington Higher Education Finance Corp. ,
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.125%, 6/15/34 ...... 770,000 759,437
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.25%, 6/15/39 ....... 1,075,000 1,005,446
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.5%, 6/15/44 ........ 830,000 747,004
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.75%, 6/15/49 ....... 2,700,000 2,406,694
b
Magellan School (The), Revenue, 144A, 2022, 5.5%, 6/01/32 ................. 1,245,000 1,284,075
Uplift Education, Revenue, 2017 A, Refunding, PSF Guaranty, 4%, 12/01/32 ..... 375,000 377,713
Austin Community College District , GO , 2021 , 3% , 8/01/35 .................... 1,350,000 1,215,156
Austin-Bergstrom Landhost Enterprises, Inc. ,
Revenue, 2017, Refunding, 5%, 10/01/33 ................................ 400,000 407,774
Revenue, 2017, Refunding, 5%, 10/01/36 ................................ 1,485,000 1,500,584
b
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 4,325,000 4,095,164

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Alvarado ,
Lone Oak Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2025, 4.5%, 9/01/32 ......................................... $ 143,000 $ 143,792
Lone Oak Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2025, 6%, 9/01/54 ........................................... 604,000 600,421
b
City of Balch Springs , Public Improvement District No. 1 , Special Assessment , 144A,
2025 , 5.875% , 9/15/54 .............................................. 695,000 695,899
b
City of Bastrop , Valverde Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................... 898,000 860,523
b
City of Boyd , Special Assessment , 144A, 2025 , 5.875% , 9/15/55 ................ 242,000 242,470
City of Corpus Christi , Utility System , Revenue, Junior Lien , 2015 C , Refunding , 5% ,
7/15/40 ......................................................... 3,050,000 3,063,155
b
City of Crandall , River Ridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 4.5% , 9/15/35 .......................... 425,000 415,594
City of Galveston ,
Wharves & Terminal, Revenue, First Lien, 2024 A, 5.25%, 8/01/37 ............. 1,250,000 1,298,291
Wharves & Terminal, Revenue, First Lien, 2024 A, 5.25%, 8/01/38 ............. 1,650,000 1,697,488
Wharves & Terminal, Revenue, First Lien, 2024 B, 5.25%, 8/01/43 ............. 400,000 412,553
Wharves & Terminal, Revenue, First Lien, 2024 B, 5.25%, 8/01/44 ............. 500,000 511,542
City of Houston , Airport System , Revenue, Sub. Lien , 2020 A , Refunding , 4% , 7/01/35 1,500,000 1,471,375
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.25% , 7/15/33 4,000,000 4,165,766
b,f
City of Lavon , Special Assessment , 144A, 2025 , 5.75% , 9/15/45 ................ 800,000 801,781
b
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 1,125,000 1,121,593
b
City of Princeton ,
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2025, 4.6%, 9/01/35 ......................................... 300,000 297,093
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2025, 5.375%, 9/01/45 ....................................... 503,000 485,205
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2025, 5.625%, 9/01/55 ....................................... 925,000 896,486
Southridge Public Improvement District Improvement Area No. 3, Special
Assessment, 144A, 2025, 6%, 9/01/55 ................................ 801,000 793,962
Westridge Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2025, 5.625%, 9/01/55 ....................................... 565,000 536,114
Windmore Public Improvement District Improvement Area No. 2, Special
Assessment, 144A, 2025, 6%, 9/01/55 ................................ 843,000 835,592
City of San Antonio ,
GO, 2024, 5%, 2/01/43 ............................................. 2,500,000 2,580,572
GO, 2024, 5%, 2/01/44 ............................................. 3,500,000 3,597,378
Electric & Gas Systems, Revenue, 2023 A, Refunding, 5.25%, 2/01/42 .......... 9,155,000 9,528,674
Electric & Gas Systems, Revenue, 2023 A, Refunding, 5.5%, 2/01/50 ........... 5,000,000 5,235,926
Electric & Gas Systems, Revenue, 2024 D, Refunding, 5%, 2/01/42 ............ 7,750,000 7,936,312
Electric & Gas Systems, Revenue, 2024 E, Refunding, 5%, 2/01/44 ............ 5,080,000 5,161,534
b
City of Wharton , Special Assessment , 144A, 2025 , 5.75% , 9/15/45 .............. 640,000 634,357
Clifton Higher Education Finance Corp. ,
Braination, Inc., Revenue, 2024, PSF Guaranty, 5.25%, 8/15/44 ............... 750,000 770,749
Braination, Inc., Revenue, 2024, PSF Guaranty, 5.25%, 8/15/49 ............... 2,000,000 2,028,456
International Leadership of Texas, Inc., Revenue, 2018 D, Refunding, 5.25%, 8/15/27 3,890,000 3,893,897
International Leadership of Texas, Inc., Revenue, 2021, PSF Guaranty, 3%, 8/15/39 1,560,000 1,262,794
International Leadership of Texas, Inc., Revenue, 2024 A, Refunding, PSF Guaranty,
5%, 8/15/37 .................................................... 1,000,000 1,054,662
International Leadership of Texas, Inc., Revenue, 2024 A, Refunding, PSF Guaranty,
5%, 8/15/38 .................................................... 900,000 941,349
International Leadership of Texas, Inc., Revenue, 2024 A, Refunding, PSF Guaranty,
5%, 8/15/39 .................................................... 1,000,000 1,037,572

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Clifton Higher Education Finance Corp., (continued)
International Leadership of Texas, Inc., Revenue, 2025 A, Refunding, PSF Guaranty,
4.375%, 2/15/42 ................................................. $ 3,300,000 $ 3,143,635
International Leadership of Texas, Inc., Revenue, 2025 A, Refunding, PSF Guaranty,
5.25%, 2/15/43 .................................................. 3,875,000 3,976,026
International Leadership of Texas, Inc., Revenue, 2025 A, Refunding, PSF Guaranty,
5.25%, 2/15/45 .................................................. 4,225,000 4,327,025
YES Prep Public Schools, Inc., Revenue, 2023, PSF Guaranty, 5%, 4/01/36 ...... 560,000 593,778
YES Prep Public Schools, Inc., Revenue, 2023, PSF Guaranty, 5%, 4/01/38 ...... 265,000 277,115
YES Prep Public Schools, Inc., Revenue, 2023, PSF Guaranty, 4%, 4/01/43 ...... 1,650,000 1,498,081
b
County of Denton , Green Meadows Public Improvement District Improvement Area No.
1 , Special Assessment , 144A, 2025 , 5.375% , 12/31/45 ...................... 1,660,000 1,663,068
Danbury Higher Education Authority, Inc. , Ser-Ninos, Inc. , Revenue , 2020 A ,
Refunding , PSF Guaranty , 4% , 8/15/41 ................................. 2,080,000 1,986,675
Fort Bend Grand Parkway Toll Road Authority ,
Revenue, Sub. Lien, 2021, 3%, 3/01/38 ................................. 1,205,000 1,033,157
Revenue, Sub. Lien, 2021, 3%, 3/01/39 ................................. 1,245,000 1,045,892
a
Fort Bend Independent School District , GO , 2021 B , Refunding , PSF Guaranty ,
Mandatory Put , 0.72% , 8/01/26 ....................................... 820,000 796,489
Harris County Cultural Education Facilities Finance Corp. , YMCA of the Greater
Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/38 .................... 500,000 439,859
a
Harris County Industrial Development Corp. , Energy Transfer LP , Revenue , 2023 ,
Refunding , Mandatory Put , 4.05% , 6/01/33 ............................... 2,500,000 2,467,974
a
Houston Housing Finance Corp. , Summerdale Apartments LP , Revenue , 2023 ,
Mandatory Put , 5% , 8/01/26 .......................................... 3,000,000 3,039,795
Hutto Independent School District , GO , 2023 , PSF Guaranty , 5% , 8/01/42 ......... 1,000,000 1,035,059
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/25 100,000 100,084
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/26 125,000 126,583
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/28 150,000 155,302
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/29 175,000 182,670
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/30 200,000 209,439
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/31 200,000 209,155
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/32 150,000 146,708
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/33 150,000 144,580
Lewisville Independent School District , GO , 2019 , PSF Guaranty , 3% , 8/15/39 ...... 1,000,000 809,577
Lower Colorado River Authority ,
Revenue, 2022, Refunding, AG Insured, 4%, 5/15/40 ....................... 5,000,000 4,702,429
a
Revenue, 2023 B, Refunding, Mandatory Put, 5%, 5/15/28 ................... 2,500,000 2,616,986
Mansfield Independent School District , GO , 2025 , PSF Guaranty , 5% , 2/15/43 ...... 1,900,000 1,959,081
Melissa Independent School District ,
GO, 2024, PSF Guaranty, 5%, 2/01/41 .................................. 500,000 524,383
GO, 2024, PSF Guaranty, 5%, 2/01/42 .................................. 750,000 778,988
GO, 2024, PSF Guaranty, 5%, 2/01/43 .................................. 750,000 774,504
GO, 2024, PSF Guaranty, 5%, 2/01/44 .................................. 500,000 513,575
New Caney Independent School District , GO , 2023 , Refunding , PSF Guaranty , 5% ,
2/15/48 ......................................................... 23,000,000 23,312,517
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/29 .... 1,795,000 1,795,487
CHF-Collegiate Housing Denton LLC, Revenue, 2018 B-1, AG Insured, 5%, 7/01/38 860,000 870,190
North Texas Tollway Authority ,
Revenue, First Tier, 2024 A, Refunding, 5%, 1/01/43 ....................... 625,000 640,793
Revenue, First Tier, 2024 A, Refunding, 5.25%, 1/01/44 ..................... 2,500,000 2,593,208
Revenue, First Tier, 2024 A, Refunding, 5%, 1/01/45 ....................... 3,125,000 3,177,036
Princeton Independent School District , GO , 2023 , PSF Guaranty , 5% , 2/15/40 ...... 1,000,000 1,051,315

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
a
Prosper Independent School District , GO , 2019 B , PSF Guaranty , Mandatory Put , 4% ,
8/15/26 ......................................................... $ 2,000,000 $ 2,017,944
Red Oak Independent School District ,
GO, 2023, PSF Guaranty, 5%, 2/15/42 .................................. 2,685,000 2,760,528
GO, 2023, PSF Guaranty, 5%, 2/15/43 .................................. 1,980,000 2,026,964
Royse City Independent School District ,
GO, 2023, PSF Guaranty, 5%, 2/15/41 .................................. 1,000,000 1,040,590
GO, 2023, PSF Guaranty, 5%, 2/15/42 .................................. 1,450,000 1,497,059
GO, 2023, PSF Guaranty, 5%, 2/15/43 .................................. 1,000,000 1,026,323
SA Energy Acquisition Public Facility Corp. , Revenue , 2007 , 5.5% , 8/01/25 ........ 1,000,000 1,000,000
San Antonio Housing Trust Public Facility Corp. , Brooks Family Apartments LP ,
Revenue , 2024 A , FNMA Insured , 4.55% , 3/01/43 ......................... 7,350,000 7,040,128
State of Texas , GO , 2017 , 3% , 8/01/34 ................................... 2,255,000 2,031,936
Tarrant County Cultural Education Facilities Finance Corp. ,
Buckner Retirement Services, Inc. Obligated Group, Revenue, 2016 A, Refunding,
5%, 11/15/37 ................................................... 1,980,000 1,981,843
Buckner Retirement Services, Inc. Obligated Group, Revenue, 2017, Refunding, 5%,
11/15/37 ....................................................... 2,360,000 2,363,938
Texas Health Resources Obligated Group, Revenue, 2016 A, Refunding, 5%, 2/15/41 7,445,000 7,466,596
b
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 4,250,000 3,781,805
Texas Department of Housing & Community Affairs , THF Oaks on Lamar LP , Revenue ,
2018 , FNMA Insured , 3.55% , 9/01/34 ................................... 2,732,915 2,610,669
a
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 8,000,000 8,692,834
Texas Public Finance Authority ,
Texas Southern University, Revenue, 2023, BAM Insured, 5.25%, 5/01/37 ....... 300,000 315,433
Texas Southern University, Revenue, 2023, BAM Insured, 5.25%, 5/01/38 ....... 300,000 312,505
Texas Southern University, Revenue, 2023, BAM Insured, 5.25%, 5/01/39 ....... 500,000 516,549
a
Texas State Affordable Housing Corp. ,
Eden Court Senior Housing LP, Revenue, 2023, Mandatory Put, 5%, 4/01/26 ..... 2,100,000 2,103,531
FC Juniper Creek Housing LP, Revenue, 2023, Mandatory Put, 3.75%, 7/01/26 ... 2,550,000 2,568,863
f
Tomball Independent School District , GO , 2025 , PSF Guaranty , 5% , 2/15/40 ....... 2,100,000 2,221,897
b
Town of Providence Village , Foree Ranch Public Improvement District Improvement
Area No. 2 , Special Assessment , 144A, 2025 , 4.5% , 9/01/35 ................. 413,000 402,482
Town of Trophy Club ,
Public Improvement District No. 1, Special Assessment, 2025, Refunding, 5%,
9/01/30 ........................................................ 264,000 278,520
Public Improvement District No. 1, Special Assessment, 2025, Refunding, 5%,
9/01/32 ........................................................ 250,000 264,007
Uptown Development Authority , City of Houston Reinvestment Zone No. 16 , Tax
Allocation , 2021 , Refunding , 3% , 9/01/38 ................................ 1,785,000 1,390,640
213,241,776
Utah 1.5%
City of Salt Lake City ,
Airport, Revenue, 2023 A, 5%, 7/01/27 .................................. 950,000 984,449
Airport, Revenue, 2023 A, 5%, 7/01/28 .................................. 750,000 795,275
Airport, Revenue, 2023 A, 5%, 7/01/32 .................................. 2,000,000 2,173,880
Airport, Revenue, 2023 A, 5%, 7/01/34 .................................. 2,000,000 2,145,884
Airport, Revenue, 2023 A, 5.25%, 7/01/40 ............................... 8,160,000 8,419,482
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax, Revenue, Second Lien, 2025 B, AG
Insured, 5.25%, 6/01/42 ........................................... 1,000,000 1,054,670

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
Downtown Revitalization Public Infrastructure District, (continued)
City of Salt Lake City Revitalization Sales Tax, Revenue, Second Lien, 2025 B, AG
Insured, 5.25%, 6/01/44 ........................................... $ 1,165,000 $ 1,213,463
City of Salt Lake City Revitalization Sales Tax, Revenue, Second Lien, 2025 B, AG
Insured, 5.25%, 6/01/45 ........................................... 1,000,000 1,036,015
b
MIDA Mountain Village Public Infrastructure District , Military Recreation Facilities
Project Area , Tax Allocation , 144A, 2024-2 , 5.5% , 6/15/39 ................... 1,000,000 995,360
Utah Charter School Finance Authority , Utah Charter Academies , Revenue , 2018 , UT
CSCE Insured , 5% , 10/15/30 ......................................... 575,000 594,059
Utah Infrastructure Agency ,
Revenue, 2017 A, Refunding, 5%, 10/15/32 .............................. 2,165,000 2,215,048
Revenue, 2017 A, Refunding, 5%, 10/15/34 .............................. 1,380,000 1,404,602
Revenue, 2019, 5%, 10/15/27 ........................................ 1,000,000 1,034,379
Revenue, 2019, 5%, 10/15/29 ........................................ 1,300,000 1,375,419
Revenue, 2021, 3%, 10/15/26 ........................................ 500,000 497,421
Revenue, 2021, 4%, 10/15/28 ........................................ 900,000 908,796
Revenue, 2021, 4%, 10/15/29 ........................................ 600,000 606,154
Revenue, 2021, 4%, 10/15/31 ........................................ 460,000 459,008
Revenue, 2021, 4%, 10/15/36 ........................................ 400,000 375,493
Revenue, 2022, 5%, 10/15/27 ........................................ 550,000 568,553
Revenue, 2023, 5.25%, 10/15/35 ...................................... 1,300,000 1,391,974
Revenue, 2023, 5.625%, 10/15/38 ..................................... 1,000,000 1,075,010
31,324,394
Vermont 0.2%
Vermont Educational & Health Buildings Financing Agency ,
Champlain College, Inc., Revenue, 2016 A, Refunding, 5%, 10/15/27 ........... 760,000 760,848
Champlain College, Inc., Revenue, 2016 A, Refunding, 5%, 10/15/28 ........... 1,875,000 1,876,325
Champlain College, Inc., Revenue, 2016 A, Refunding, 5%, 10/15/29 ........... 900,000 899,493
Champlain College, Inc., Revenue, 2016 A, Refunding, 5%, 10/15/30 ........... 500,000 496,558
4,033,224
Virgin Islands 0.1%
Matching Fund Special Purpose Securitization Corp. ,
United States Virgin Islands Federal Excise Tax, Revenue, 2022 A, Refunding, 5%,
10/01/27 ....................................................... 515,000 523,157
United States Virgin Islands Federal Excise Tax, Revenue, 2022 A, Refunding, 5%,
10/01/30 ....................................................... 1,000,000 1,025,360
1,548,517
Virginia 0.4%
Isle Wight County Industrial Development Authority ,
Riverside Healthcare Association Obligated Group, Revenue, 2023, AG Insured, 5%,
7/01/37 ........................................................ 500,000 534,873
Riverside Healthcare Association Obligated Group, Revenue, 2023, AG Insured, 5%,
7/01/38 ........................................................ 600,000 634,121
Riverside Healthcare Association Obligated Group, Revenue, 2023, AG Insured,
5.25%, 7/01/43 .................................................. 2,750,000 2,823,992
James City County Economic Development Authority ,
Williamsburg Landing, Inc. Obligated Group, Revenue, 2024 C-1, 5.75%, 12/01/28 . 640,000 640,362
Williamsburg Landing, Inc. Obligated Group, Revenue, 2024 C-2, 5.5%, 12/01/28 .. 1,100,000 1,100,632
Virginia Small Business Financing Authority ,
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
5%, 1/01/27 .................................................... 320,000 327,378

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Small Business Financing Authority, (continued)
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
5%, 1/01/29 .................................................... $ 590,000 $ 620,575
a
Pure Salmon Virginia LLC, Revenue, 2022, Mandatory Put, 4%, 11/20/25 ........ 2,000,000 2,001,268
8,683,201
Washington 2.6%
a
City of Seattle , Municipal Light & Power , Revenue , 2021 B , Refunding , Mandatory Put ,
2.54% , ( SIFMA Municipal Swap Index + 0.25% ), 11/01/26 ................... 750,000 742,331
Grays Harbor County Public Hospital District No. 1 ,
Revenue, 2023, Refunding, 5.75%, 12/01/25 ............................. 625,000 627,217
Revenue, 2023, Refunding, 5.75%, 12/01/27 ............................. 695,000 724,020
Revenue, 2023, Refunding, 6.75%, 12/01/44 ............................. 6,420,000 6,942,166
King County Housing Authority ,
Revenue, 2008, 5.5%, 5/01/38 ........................................ 2,500,000 2,503,215
Revenue, 2020, Refunding, 3%, 6/01/40 ................................. 1,565,000 1,215,786
Revenue, 2025, Refunding, 5%, 7/01/40 ................................. 540,000 538,152
Revenue, 2025, Refunding, 5.375%, 7/01/45 ............................. 2,000,000 2,013,700
Port of Seattle ,
Revenue, 2018 B, 5%, 5/01/27 ........................................ 1,100,000 1,135,968
Revenue, 2022 B, Refunding, 5%, 8/01/40 ............................... 1,750,000 1,770,303
Skagit County Public Hospital District No. 1 ,
Revenue, 2024, 5.5%, 12/01/38 ....................................... 885,000 934,360
Revenue, 2024, 5.5%, 12/01/40 ....................................... 1,000,000 1,037,631
Revenue, 2024, 5.5%, 12/01/41 ....................................... 775,000 797,380
Revenue, 2024, 5.5%, 12/01/42 ....................................... 875,000 894,664
State of Washington ,
GO, 2021 C, 5%, 2/01/41 ............................................ 3,860,000 3,982,241
GO, 2024 A, 5%, 8/01/44 ............................................ 5,070,000 5,184,733
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 1,140,000 1,117,005
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 6,488,897 6,098,688
Revenue, 2023-1, A, 3.375%, 4/20/37 .................................. 5,607,770 5,082,277
c
Revenue, FRN, 2024-1, A, 4.221%, 3/20/40 .............................. 2,885,368 2,656,072
Eastside Retirement Association Obligated Group, Revenue, 2023 A, Refunding, 5%,
7/01/38 ........................................................ 1,580,000 1,608,646
b
Provident Group - SH II Properties LLC, Revenue, 144A, 2025 A, BAM Insured, 5%,
7/01/45 ........................................................ 2,250,000 2,217,571
b
Provident Group - SH II Properties LLC, Revenue, 144A, 2025 B, 7%, 7/01/64 .... 1,800,000 1,819,547
b
Seattle Academy of Arts & Sciences, Revenue, 144A, 2023, Refunding, 5.125%,
7/01/33 ........................................................ 735,000 783,336
b
Seattle Academy of Arts & Sciences, Revenue, 144A, 2023, Refunding, 6.375%,
7/01/63 ........................................................ 1,720,000 1,822,983
54,249,992
West Virginia 0.3%
West Virginia Hospital Finance Authority ,
Vandalia Health, Inc. Obligated Group, Revenue, 2023 B, Refunding, 5.75%, 9/01/41 2,000,000 2,109,565
Vandalia Health, Inc. Obligated Group, Revenue, 2023 B, Refunding, 5.75%, 9/01/43 3,000,000 3,131,051
5,240,616
Wisconsin 3.0%
Public Finance Authority ,
b
AMCP Franklin LLC, Revenue, Senior Lien, 144A, 2025 A-1, 6.75%, 12/01/60 .... 4,085,000 4,028,544

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
Beyond Boone LLC, Revenue, 2019 A, AG Insured, 5%, 7/01/44 .............. $ 1,000,000 $ 985,794
Beyond Boone LLC, Revenue, 2019 A, AG Insured, 5%, 7/01/54 .............. 1,475,000 1,419,950
Campus Real Estate Holding Corp. LLC, Revenue, 2025 A, Refunding, 5.25%,
6/01/45 ........................................................ 260,000 250,458
b
CHF - Manoa LLC, Revenue, Senior Lien, 144A, 2023 A, 5.25%, 7/01/38 ........ 1,000,000 1,001,868
b
CHF - Manoa LLC, Revenue, Senior Lien, 144A, 2023 A, 5.5%, 7/01/43 ......... 1,000,000 970,750
b
Dominium Holdings I LLC, Revenue, 144A, 2024-1, B-1, 6.81%, 4/28/36 ........ 2,850,000 2,890,034
a
Duke Energy Progress LLC, Revenue, 2022 A-2, Refunding, Mandatory Put, 3.7%,
10/01/30 ....................................................... 7,000,000 7,072,639
b
Foundation Academy Charter School A NJ Nonprofit Corp., Revenue, 144A, 2024,
5%, 7/01/35 .................................................... 700,000 711,705
b
Foundation Academy Charter School A NJ Nonprofit Corp., Revenue, 144A, 2024,
4.75%, 7/01/45 .................................................. 1,800,000 1,570,280
KSU Bixby Real Estate Foundation LLC, Revenue, 2025 B, 5%, 6/15/30 ......... 180,000 190,460
KSU Bixby Real Estate Foundation LLC, Revenue, 2025 B, 5.25%, 6/15/35 ...... 275,000 292,093
KSU Bixby Real Estate Foundation LLC, Revenue, 2025 B, 5.25%, 6/15/45 ...... 275,000 269,107
KSU Bixby Real Estate Foundation LLC, Revenue, Senior Lien, 2025 A, 5.25%,
6/15/45 ........................................................ 500,000 501,611
KSU Bixby Real Estate Foundation LLC, Revenue, Senior Lien, 2025 A, 5.25%,
6/15/55 ........................................................ 1,250,000 1,219,835
b
Mater Academy of Nevada, Revenue, 144A, 2024 A, 5%, 12/15/34 ............. 825,000 826,595
b
Methodist University, Inc. (The), Revenue, 144A, 2021, Refunding, 4%, 3/01/29 ... 1,780,000 1,712,395
NC A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/27 ........... 880,000 903,511
NC A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/28 ........... 655,000 680,589
b
North Carolina Leadership Charter Academy, Inc., Revenue, 144A, 2019 A, 5%,
6/15/49 ........................................................ 1,560,000 1,368,948
b
Roseman University of Health Sciences, Revenue, 144A, 2020, 5%, 4/01/30 ..... 475,000 486,687
b
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 4.5%, 1/01/35 ............... 1,085,000 1,037,047
Wisconsin Health & Educational Facilities Authority ,
Froedtert ThedaCare Health Obligated Group, Revenue, 2017 A, Refunding, 4%,
4/01/39 ........................................................ 4,225,000 3,915,515
Froedtert ThedaCare Health Obligated Group, Revenue, 2022 A, Refunding, 4%,
4/01/37 ........................................................ 3,930,000 3,841,296
Froedtert ThedaCare Health Obligated Group, Revenue, 2024 A, Refunding, 5%,
4/01/43 ........................................................ 2,000,000 2,034,627
Froedtert ThedaCare Health Obligated Group, Revenue, 2024 A, Refunding, 5%,
4/01/45 ........................................................ 2,500,000 2,513,730
Milwaukee Regional Medical Center Utility & Infrastructure Obligated Group,
Revenue, 2018, Refunding, 5%, 4/01/44 ............................... 7,890,000 7,632,369
Sanford Obligated Group, Revenue, 2024 A, 5.5%, 2/15/54 .................. 6,830,000 7,136,220
Wisconsin Housing & Economic Development Authority , Home Ownership , Revenue ,
2017 A , GNMA Insured , 2.69% , 7/01/47 ................................. 4,588,353 4,075,319
61,539,976
U.S. Territories 1.1%
District of Columbia 0.5%
District of Columbia ,
Ingleside Presbyterian Retirement Community Obligated Group, Revenue, 2017 A,
5%, 7/01/37 .................................................... 1,200,000 1,198,500
KIPP DC Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/48 .......... 1,250,000 1,176,602
Latin American Montessori Bilingual Public Charter School Obligated Group,
Revenue, 2020, Refunding, 4%, 6/01/30 ............................... 1,485,000 1,464,735
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2018 A, Refunding, 5%, 10/01/35 ....................... 3,000,000 3,073,678
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/31 ....................... 1,000,000 1,053,224

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority, (continued)
Aviation, Revenue, 2022 A, Refunding, 5%, 10/01/30 ....................... $ 910,000 $ 987,482
e
Dulles Metrorail and Capital Improvement Projects, Revenue, Sub. Lien, 2019 B,
Refunding, 4%, 10/01/44 ........................................... 665,000 580,764
e
Dulles Metrorail and Capital Improvement Projects, Revenue, Sub. Lien, 2019 B,
Refunding, 4%, 10/01/53 ........................................... 660,000 534,310
10,069,295
Guam 0.0%
†
Guam Government Waterworks Authority , Guam Waterworks Authority Water And
Wastewater System , Revenue , 2024 A , Refunding , 5% , 7/01/26 ............... 750,000 763,003
Puerto Rico 0.6%
Commonwealth of Puerto Rico ,
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 1,683,000 1,735,027
GO, 2022 A-1, 4%, 7/01/33 .......................................... 2,400,000 2,341,902
GO, 2022 A-1, 4%, 7/01/41 .......................................... 100,000 87,225
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 4.15%, 7/01/33 ...
10,000,000 7,249,528
11,413,682
Total U.S. Territories .................................................................... 22,245,980
Total Municipal Bonds (Cost $2,061,791,002) ...................................
2,037,486,359
a a a a
Short Term Investments 2.0%
Shares
a
Management Investment Companies 1.2%
h,i
Putnam Short Term Investment Fund, Class P, 4.558% ....................... 24,616,404 24,616,404
Total Management Investment Companies (Cost $24,616,404) ....................
24,616,404
Principal
Amount
Municipal Bonds 0.7%
Minnesota 0.4%
j
City of Rochester ,
Mayo Clinic, Revenue, 2008 B, SPA Northern Trust Co. (The), Daily VRDN and Put,
2.08%, 11/15/38 ................................................. 1,500,000 1,500,000
Mayo Clinic, Revenue, 2011 B, Refunding, Daily VRDN and Put, 2.08%, 11/15/38 .. 2,000,000 2,000,000
j
County of Hennepin , GO , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put ,
2.2% , 12/01/38 ................................................... 2,310,000 2,310,000
j
Minnesota Housing Finance Agency , Revenue , 2017 F , Refunding , GNMA Insured , SPA
Royal Bank of Canada , Daily VRDN and Put , 2.25% , 1/01/41 ................. 2,000,000 2,000,000
7,810,000
Mississippi 0.0%
†
j
Mississippi Business Finance Corp. , Chevron USA, Inc. , Revenue , 2007 B , Daily
VRDN and Put , 2.75% , 12/01/30 ...................................... 980,000 980,000
New Jersey 0.0%
†
j
New Jersey Health Care Facilities Financing Authority , AHS Hospital Corp. , Revenue ,
2008 B , LOC Bank of America NA , Daily VRDN and Put , 2.35% , 7/01/36 ........ 1,000,000 1,000,000

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York 0.3%
j
City of New York , GO , 2023 A-4 , SPA TD Bank NA , Daily VRDN and Put , 2.75% ,
9/01/49 ......................................................... $ 1,500,000 $ 1,500,000
j
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2019 A-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.75% , 8/01/45 .......... 4,000,000 4,000,000
5,500,000
Total Municipal Bonds (Cost $15,290,000) ......................................
15,290,000
U.S. Government and Agency Securities 0.1%
d,k
U.S. Treasury Bills ,
4.21%, 10/02/25 ................................................... 300,000 297,808
4.21%, 11/06/25 ................................................... 1,500,000 1,483,000
1,780,808
Total U.S. Government and Agency Securities (Cost $1,781,343) ..................
1,780,808
Total Short Term Investments (Cost $41,687,747) ................................
41,687,212
a
Total Investments (Cost $2,103,478,749) 100.5% ................................
$2,079,173,571
Floating Rate Notes Issued (1.1)% .............................................
(23,715,848)
Other Assets, less Liabilities 0.6% .............................................
14,011,062
Net Assets 100.0% ...........................................................
$2,069,468,785
†
Rounds to less than 0.1% of net assets.
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $176,132,479, representing 8.5% of net assets.
c
The coupon rate shown represents the rate at period end.
d
The rate shown represents the yield at period end.
e
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
f
Security purchased on a when-issued basis. See Note 1 ( b ).
g
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
h
See Note 3 ( g ) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
k
A portion or all of the security has been segregated as collateral for certain derivative contracts. At July 31, 2025, the aggregate value of these securities pledged amounted to $1,727,420, representing 0.1% of net assets.

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At July 31, 2025, the Fund had the following futures contracts outstanding. See Note 1(c).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 5 Year Notes ..................... Long 319 $ 34,506,828 9/30/25 $ 92,163
U.S. Treasury Ultra Bonds ...................... Short 376 44,109,500 9/19/25 (769,551)
Total Futures Contracts ...................................................................... $(677,388)
*
As of period end.
See Note  8  regarding other derivative information.
See A bbreviations on page 48 .

Putnam Tax-Free Income Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Strategic
Intermediate
Municipal Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,078,862,345
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 24,616,404
Value - Unaffiliated issuers .................................................................. $2,054,557,167
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 24,616,404
Cash .................................................................................... 57
Receivables:
Capital shares sold ........................................................................ 3,730,445
Dividends and interest ..................................................................... 24,583,194
Prepaid expenses .......................................................................... 112,374
Total assets .......................................................................... 2,107,599,641
Liabilities:
Payables:
Investment securities purchased .............................................................. 7,019,988
Capital shares redeemed ................................................................... 3,125,660
Management fees ......................................................................... 950,413
Administrative fees ........................................................................ 2,011
Distribution fees .......................................................................... 66,918
Transfer agent fees ........................................................................ 415,748
Trustees' fees and expenses ................................................................. 84,148
Floating rate notes issued ................................................................... 23,715,848
Distributions to shareholders ................................................................. 2,009,847
Variation margin on futures contracts ........................................................... 192,983
Accrued interest (Note 1d) .................................................................. 273,729
Accrued expenses and other liabilities ........................................................... 273,563
Total liabilities ......................................................................... 38,130,856
Net assets, at value ................................................................. $2,069,468,785
Net assets consist of:
Paid-in capital ............................................................................. $2,100,842,351
Total distributable earnings (losses) ............................................................. (31,373,566)
Net assets, at value ................................................................. $2,069,468,785

Putnam Tax-Free Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Strategic
Intermediate
Municipal Fund
Class A:
Net assets, at value ....................................................................... $285,965,843
Shares outstanding ........................................................................ 20,794,669
Net asset value per share
a,b
.................................................................. $13.75
Maximum offering price per share (net asset value per share ÷ 97.75%)
b
................................ $14.07
Class C:
Net assets, at value ....................................................................... $7,627,134
Shares outstanding ........................................................................ 553,121
Net asset value and maximum offering price per share
a,b
............................................ $13.79
Class R6:
Net assets, at value ....................................................................... $43,497,938
Shares outstanding ........................................................................ 3,162,982
Net asset value and maximum offering price per share
b
............................................. $13.75
Class Y:
Net assets, at value ....................................................................... $1,732,377,870
Shares outstanding ........................................................................ 125,912,493
Net asset value and maximum offering price per share
b
............................................. $13.76
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Tax-Free Income Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Strategic
Intermediate
Municipal Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $1,922,791
Interest:
Unaffiliated issuers ........................................................................ 75,210,776
Total investment income ................................................................... 77,133,567
Expenses:
Management fees (Note 3 a ) ................................................................... 7,840,095
Administrative fees (Note 3 b ) .................................................................. 28,975
Distribution fees: (Note 3c )
    Class A ................................................................................ 706,752
    Class B ................................................................................ 10
    Class C ................................................................................ 82,062
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 385,560
    Class B ................................................................................ 2
    Class C ................................................................................ 11,532
    Class R6 ............................................................................... 17,490
    Class Y ................................................................................ 2,052,265
Custodian fees (Note 4) ..................................................................... 23,695
Reports to shareholders fees .................................................................. 113,784
Registration and filing fees .................................................................... 213,413
Professional fees ........................................................................... 202,166
Trustees' fees and expenses (Note 3f) ........................................................... 69,413
Interest expense (Note 1d) ................................................................... 903,876
Other .................................................................................... 17,052
Total expenses ......................................................................... 12,668,142
Expense reductions (Note 4) ............................................................... (11,412)
Net expenses ......................................................................... 12,656,730
Net investment income ................................................................ 64,476,837
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (6,747,587)
Futures contracts ......................................................................... 1,309,823
Net realized gain (loss) .................................................................. (5,437,764)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (44,106,978)
Futures contracts ......................................................................... (267,043)
Net change in unrealized appreciation (depreciation) ............................................ (44,374,021)
Net realized and unrealized gain (loss) ............................................................ (49,811,785)
Net increase (decrease) in net assets resulting from operations .......................................... $14,665,052

Putnam Tax-Free Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Strategic Intermediate Municipal
Fund
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $64,476,837 $41,415,690
Net realized gain (loss) ................................................. (5,437,764) (1,058,250)
Net change in unrealized appreciation (depreciation) ........................... (44,374,021) 26,436,683
Net increase (decrease) in net assets resulting from operations ................ 14,665,052 66,794,123
Distributions to shareholders:
Class A ............................................................. (9,081,813) (7,246,842)
Class B ............................................................. (29) (592)
Class C ............................................................. (200,907) (195,861)
Class R6 ............................................................ (1,246,384) (696,136)
Class Y ............................................................. (52,489,482) (32,228,538)
Total distributions to shareholders .......................................... (63,018,615) (40,367,969)
Capital share transactions: (Note 2 )
Class A ............................................................. 23,666,529 44,236,192
Class B ............................................................. (12,938) (29,022)
Class C ............................................................. (1,470,516) 598,060
Class R6 ............................................................ 16,123,844 13,888,089
Class Y ............................................................. 583,897,351 361,284,347
Total capital share transactions ............................................ 622,204,270 419,977,666
Net increase (decrease) in net assets ................................... 573,850,707 446,403,820
Net assets:
Beginning of year ....................................................... 1,495,618,078 1,049,214,258
End of year ........................................................... $2,069,468,785 $1,495,618,078

Putnam Tax-Free Income Trust
Notes to Financial Statements
Putnam Strategic Intermediate Municipal Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Tax-Free Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of two separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam Strategic
Intermediate Municipal Fund (Fund) is included in this report.
The Fund offers four classes of shares: Class A, Class C,
Class R6 and Class Y. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 8 regarding other derivative information.
d. Tender Option Bonds
The Fund may participate in transactions whereby a fixed-
rate bond is transferred to a tender option bond trust (TOB
trust) sponsored by a broker. The TOB trust funds the
purchase of the fixed rate bonds by issuing floating-rate
bonds to third parties and allowing the Fund to retain the
residual interest in the TOB trust’s assets and cash flows,
which are in the form of inverse floating rate bonds. The
inverse floating rate bonds held by the Fund give the Fund
the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the Fund, causing the
TOB trust to collapse. The Fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing
by including the fixed-rate bond in the Fund’s portfolio and including the floating rate bond as a liability in the Statement of Assets and Liabilities. At the close of the reporting
period, the Fund’s investments with a value of $32,339,294
were held by the TOB trust and served as collateral for
$23,715,848 in floating-rate bonds outstanding. For the
reporting period ended July 31, 2025, the Fund incurred
interest expense of $753,194 for these investments based
on an average interest rate of 3.12%.
e. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
1. Organization and Significant Accounting Policies
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
2. Shares of Beneficial Interest
At July 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 5,484,422 $76,631,341 6,004,987 $83,411,186
Shares issued in reinvestment of distributions .......... 589,897 8,237,869 467,550 6,484,694
Shares redeemed ............................... (4,389,329) (61,202,681) (3,299,466) (45,659,688)
Net increase (decrease) .......................... 1,684,990 $23,666,529 3,173,071 $44,236,192
Class B Shares:
*
Shares sold ................................... — $— 1 $17
Shares issued in reinvestment of distributions .......... 2 26 41 569
Shares redeemed ............................... (914) (12,964) (2,144) (29,608)
Net increase (decrease) .......................... (912) $(12,938) (2,102) $(29,022)
Class C Shares:
Shares sold ................................... 116,427 $1,640,774 229,865 $3,193,799
Shares issued in reinvestment of distributions .......... 11,676 163,636 12,394 172,312
Shares redeemed
a
.............................. (232,163) (3,274,926) (199,269) (2,768,051)
Net increase (decrease) .......................... (104,060) $(1,470,516) 42,990 $598,060
Class R6 Shares:
Shares sold ................................... 1,863,784 $25,930,657 1,391,648 $19,263,529
Shares issued in reinvestment of distributions .......... 88,839 1,239,359 50,022 695,255
Shares redeemed ............................... (794,220) (11,046,172) (439,555) (6,070,695)
Net increase (decrease) .......................... 1,158,403 $16,123,844 1,002,115 $13,888,089
Class Y Shares:
Shares sold ................................... 73,949,164 $1,034,815,336 46,409,223 $642,248,593
Shares issued in reinvestment of distributions .......... 2,555,628 35,695,011 1,643,946 22,843,127
Shares redeemed ............................... (34,882,028) (486,612,996) (22,089,653) (303,807,373)
Net increase (decrease) .......................... 41,622,764 $583,897,351 25,963,516 $361,284,347
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended July 31, 2025, the gross effective investment management fee rate was 0.427% of the Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.590% of the first $5 billion,
0.540% of the next $5 billion,
0.490% of the next $10 billion,
0.440% of the next $10 billion,
0.390% of the next $50 billion,
0.370% of the next $50 billion,
0.360% of the next $100 billion and
0.355% of any excess thereafter.

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class B, Class C and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class B ................................................................... 1.00% 0.85%
Class C ................................................................... 1.00% 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $5,274
CDSC retained .............................................................................. $11,368
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended July 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through November 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
i. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended July 31, 2025, these purchase and sale transactions aggregated $4,500,000 and $0, respectively.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended July 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Strategic Intermediate Municipal Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.558% ...... $13,041,484 $872,940,284 $(861,365,364) $— $— $24,616,404 24,616,404 $1,922,791
Total Affiliated Securities ... $13,041,484 $872,940,284 $(861,365,364) $— $— $24,616,404 $1,922,791
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2025, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended July 31, 2025 and 2024, was as follows:
At July 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2025, aggregated
$1,407,783,987 and $730,738,706, respectively.
7. Credit Risk and Defaulted Securities
At July 31, 2025, the Fund had 7.9% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At July
31, 2025, the aggregate value of these securities was $1,448,848 representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 3,288,380
Long term ................................................................................ 5,378,864
Total capital loss carryforwards ............................................................... $8,667,244
2025 2024
Distributions paid from:
Ordinary income .......................................................... $2,724,598 $2,778,255
Tax exempt income ........................................................ 60,294,017 37,589,714
$63,018,615 $40,367,969
Cost of investments .......................................................................... $2,102,018,285
Unrealized appreciation ........................................................................ $15,776,005
Unrealized depreciation ........................................................................ (39,298,107)
Net unrealized appreciation (depreciation) .......................................................... $(23,522,102)
Distributable earnings:
Undistributed tax exempt income ................................................................. $2,825,629

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
8. Other Derivative Information
At July 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended July 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended July 31, 2025, the average month end notional amount of futures contracts $54,176,432.
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 48 .
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Strategic Intermediate Municipal Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 92,163
a
Variation margin on futures
contracts
$ 769,551
a
Total .................... $92,163 $769,551
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Strategic Intermediate Municipal Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $1,309,823 Futures contracts $(267,043)
Total ....................... $1,309,823 $(267,043)

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Strategic Intermediate Municipal Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 2,037,486,359 $ — $ 2,037,486,359
Short Term Investments ................... 24,616,404 17,070,808 — 41,687,212
Total Investments in Securities ........... $24,616,404 $2,054,557,167 $— $2,079,173,571
Other Financial Instruments:
Futures Contracts ....................... $92,163 $— $— $92,163
Total Other Financial Instruments ......... $92,163 $— $— $92,163
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $ 769,551 $ — $ — $ 769,551
Total Other Financial Instruments ......... $769,551 $— $— $769,551
a
For detailed categories, see the accompanying Schedule of Investments.
9. Credit Facility
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SPA
Standby Purchase Agreement

Putnam Tax-Free Income Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Tax-Free Income Trust and Shareholders of Putnam Strategic Intermediate Municipal
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Strategic Intermediate Municipal Fund (one of the funds constituting Putnam Tax-Free Income Trust, referred to hereafter as the “Fund”) as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31,
2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent, administrative agent for the tender option bond trust, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 18, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Tax-Free Income Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Putnam Strategic Intermediate Municipal Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2025:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $59,222,218
Section 163(j) Interest Earned §163(j) $2,649,102

Putnam Tax-Free Income Trust

franklintempleton.com
Annual Report
Putnam Strategic Intermediate Municipal Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the
Advisor and Franklin Templeton Investment Management Limited (“FTIML”) and a subadvisory agreement between the Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam Tax-Free Income Trust

franklintempleton.com
Annual Report
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

Putnam Tax-Free Income Trust

franklintempleton.com
Annual Report
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds, have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least November 30, 2026. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

Putnam Tax-Free Income Trust

franklintempleton.com
Annual Report
agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

Putnam Tax-Free Income Trust

franklintempleton.com
Annual Report
each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024, and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Intermediate Municipal Debt Funds) for the one-year, three-year and five-year periods ended
December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 216, 191 and 179 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to
One-year period Three-year period Five-year period
2nd 1st 1st

Putnam Tax-Free Income Trust

franklintempleton.com
Annual Report
the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38914-AFSOI 09/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Tax Free Income Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	September 26, 2025